UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION

Washington,  D.C.  20549

FORM N-Q

QUARTERLY  SCHEDULE  OF  PORTFOLIO  HOLDINGS  OF  REGISTERED  MANAGEMENT  INVESTMENT  COMPANY

Investment  Company  Act  file  number  811-00214
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SENTINEL  GROUP  FUNDS,  INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE  NATIONAL  LIFE  DRIVE  MONPELIER,  VT  05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL  ADMINISTRATIVE  SERVICES,  INC.  ONE  NATIONAL  LIFE  DRIVE

MONTPELIER,  VT  05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/12 -------- Date of reporting period: 02/29/12

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at February 29, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	66.1%
U.S. Government Obligations	21.3%
Corporate Bonds	7.2%
Foreign Stocks & ADR's	3.1%
Domestic Exchange Traded Funds	0.7%
Commercial Mortgage-Backed Securities	0.5%
Cash and Other	1.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FGLMC G05208	5.00%	06/01/36	2.9%
Int'l. Business Machines Corp.	1.8%	FNMA 745418	5.50%	04/01/36	1.9%
Microsoft Corp.	1.5%	FGLMC C03764	3.50%	02/01/42	1.7%
Procter & Gamble Co.	1.4%	FGLMC A94593	4.50%	10/01/40	1.3%
Chevron Corp.	1.4%	U.S. Treasury Bill	0.015%	03/08/12	1.3%
PepsiCo, Inc.	1.3%	FGLMC Q05976	3.50%	02/01/42	1.1%
United Technologies Corp.	1.2%	FNMA 985190	6.00%	08/01/38	1.0%
Schlumberger Ltd.	1.1%	FGLMC A79255	5.00%	11/01/37	1.0%
Honeywell Int'l., Inc.	1.1%	FNMA 735997	5.50%	11/01/35	1.0%
Johnson & Johnson	1.1%	FGLMC G01665	5.50%	03/01/34	0.9%
Total of Net Assets	14.1%	Total of Net Assets			14.1%

Average Effective Duration (for all Fixed Income Holdings) 4.1 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 21.3%			FHLMC G11943			FGLMC A94593
U.S. Government Agency			5.5%, 04/01/21	20 M	$ 21,546	4.5%, 10/01/40	2,864 M	$ 3,052,437
Obligations 20.0%					98,596	FGLMC C03764
Federal Home Loan Mortgage			20-Year:			3.5%, 02/01/42	4,000 M	4,135,982
Corporation 12.4%			FHLMC P00020			FGLMC Q05976
Agency Discount Notes:			6.5%, 10/01/22	82 M	90,211	3.5%, 02/01/42	2,491 M	2,572,427
0.01%, 03/01/12	6,600 M	$ 6,600,000	30-Year:					22,831,732
						Total Federal Home Loan
Mortgage-Backed Securities:			FGLMC G01665			Mortgage Corporation		29,620,539
15-Year:			5.5%, 03/01/34	1,930 M	2,123,419	Federal National Mortgage
FHLMC E01488			FHLMC G08062			Association 7.6%
5%, 10/01/18	25 M	26,554	5%, 06/01/35	32 M	34,741	Collateralized Mortgage Obligations:
FHLMC E01492			FGLMC G05815			FNR 02-2 UC
5.5%, 10/01/18	16 M	17,559	5.5%, 07/01/35	1,431 M	1,559,274	6%, 02/25/17	20 M	21,434
			FGLMC G05208
FHLMC G18091						Mortgage-Backed Securities:
6%, 12/01/20	13 M	13,968	5%, 06/01/36	6,491 M	7,015,898
FHLMC G18106			FGLMC A79255			15-Year:
5.5%, 03/01/21	17 M	18,969	5%, 11/01/37	2,166 M	2,337,554	FNMA 254907
						5%, 10/01/18	24 M	25,884

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 255273			Corporate Bonds 7.2%			NBCUniversal Media LLC
4.5%, 06/01/19	38 M	$ 41,328	Basic Industry 0.6%			4.375%, 04/01/21	1,000 M	$ 1,097,483
FNMA 255358						XM Satellite Radio, Inc.
5%, 09/01/19	9 M	9,783	Int'l. Paper Co.			7.625%, 11/01/18(a)	125 M	137,500
		76,995	4.75%, 02/15/22	500 M	$ 545,772			1,792,483
			Sealed Air Corp.
30-Year:			8.375%, 09/15/21(a)	750 M	862,500	Real Estate 0.3%
FNMA 545759					1,408,272	Health Care Reality, Inc.
6.5%, 07/01/32	644	735				4.95%, 01/15/21	750 M	786,019
FNMA 687301			Capital Goods 0.7%
6%, 11/01/32	392	438	Joy Global, Inc.			Technology 0.5%
			5.125%, 10/15/21	750 M	825,422	Hewlett-Packard Co.
FNMA 690305			L-3 Communications Corp.			4.65%, 12/09/21	1,000 M	1,080,422
5.5%, 03/01/33	6 M	6,982	4.95%, 02/15/21	750 M	785,750	Telecommunications 0.7%
FNMA 748895					1,611,172	MetroPCS Wireless, Inc.
6%, 12/01/33	339 M	378,180	Consumer Cyclical 0.5%			6.625%, 11/15/20	550 M	567,875
FNMA 811311
2.147%, 12/01/34	9 M	9,703	Ford Motor Credit Co. LLC			Verizon Communications, Inc.
			5.75%, 02/01/21	500 M	559,631	3.5%, 11/01/21	1,000 M	1,048,296
FNMA 810896								1,616,171
2.049%, 01/01/35	8 M	8,870	Macy's Retail Holdings, Inc.
			3.875%, 01/15/22	500 M	515,106	Total Corporate Bonds
FNMA AB0074					1,074,737	(Cost $16,063,328)		17,018,947
5%, 02/01/35	1,919 M	2,090,793
FNMA 832258			Consumer Non-Cyclical 0.7%			Commercial Mortgage-Backed Securities 0.5%
4.695%, 08/01/35	27 M	28,561	Pernod Ricard SA			CSFB 05-C4 AJ
FNMA 891386			4.45%, 01/15/22(a)	1,000 M	1,044,459	5.19%, 08/15/38	500 M	502,871
5.5%, 10/01/35	1,747 M	1,907,949	SABMiller Holdings, Inc.			CSFB 05-C6 AJ
FNMA 797721			3.75%, 01/15/22(a)	700 M	731,596	5.23%, 12/15/40	250 M	251,798
5.5%, 10/01/35	40 M	44,113			1,776,055	JPMCC 06-LDP8 AM
FNMA 735997			Energy 0.5%			5.44%, 05/15/45	500 M	543,672
5.5%, 11/01/35	2,116 M	2,310,623	Newfield Exploration Co.			Total Commercial Mortgage-Backed Securities
FNMA 928261			5.75%, 01/30/22	125 M	135,937	(Cost $1,170,636)		1,298,341
4.5%, 03/01/36	1,708 M	1,823,082	Nexen, Inc.
FNMA 745336			6.4%, 05/15/37	925 M	1,064,506			Space
5%, 03/01/36	1,010 M	1,092,166			1,200,443			Value
FNMA 745418			Financials 0.8%				Shares	(Note 2)
5.5%, 04/01/36	4,155 M	4,538,644	Ally Financial, Inc.			Domestic Common Stocks 66.1%
FNMA 985190			5.5%, 02/15/17	750 M	760,434	Consumer Discretionary 7.0%
6%, 08/01/38	2,239 M	2,466,261	Int'l. Lease Finance Corp.			Comcast Corp.	75,000	2,144,250
FNMA 995525			6.5%, 09/01/14(a)	500 M	535,000	Gap, Inc.	34,000	794,240
6%, 12/01/38	1,185 M	1,307,847
			Regions Bank			McDonald's Corp.	17,500	1,737,400
		18,014,947	7.5%, 05/15/18	500 M	550,000
Total Federal National					1,845,434	McGraw-Hill Cos., Inc.	35,000	1,628,900
Mortgage Association		18,113,376	Health Care 0.4%			Nike, Inc.	12,500	1,349,000
Government National Mortgage						Omnicom Group, Inc.	45,000	2,224,800
Corporation 0.0%			Cigna Corp.
Mortgage-Backed Securities:			4%, 02/15/22	1,000 M	1,044,839	Staples, Inc.	35,000	513,100
15-Year:			Insurance 0.7%			Time Warner Cable, Inc.	25,000	1,983,500
GNMA 514482			CNA Financial Corp.			Time Warner, Inc.	65,000	2,418,650
7.5%, 09/15/14	8 M	7,841	5.75%, 08/15/21	700 M	752,643	TJX Cos., Inc.	50,000	1,830,500
Total U.S. Government			Liberty Mutual Group, Inc.					16,624,340
Agency Obligations		47,741,756	7%, 03/07/67(a)	250 M	221,250	Consumer Staples 7.6%
U.S. Treasury Obligations 1.3%			XL Capital Ltd.			Altria Group, Inc.	30,000	903,000
			6.5%, 12/31/49(b)(c)	300 M	257,250
U.S. Treasury Bill			XL Group Ltd.			CVS Caremark Corp.	20,000	902,000
0.059%, 03/08/12	3,000 M	2,999,966	5.75%, 10/01/21	500 M	551,757	HJ Heinz Co.	30,000	1,581,300
Total U.S. Treasury					1,782,900
Obligations		2,999,966				Kellogg Co.	33,420	1,749,537
Total U.S. Government			Media 0.8%			Kimberly-Clark Corp.	15,000	1,093,200
Obligations			DISH DBS Corp.			Kraft Foods, Inc.	30,000	1,142,100
(Cost $50,347,211)		50,741,722
			6.75%, 06/01/21	500 M	557,500	PepsiCo, Inc.	50,000	3,147,000

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund
(Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Philip Morris Int'l., Inc.	25,000	$ 2,088,000	Merck & Co., Inc.	42,500	$ 1,622,225	Rogers Communications,
Procter & Gamble Co.	50,000	3,376,000	Pfizer, Inc.	100,000	2,110,000	Inc.	25,000	$ 957,500
Wal-Mart Stores, Inc.	35,000	2,067,800	Stryker Corp.	15,000	804,600	Verizon Communications, Inc.	50,000	1,905,500
		18,049,937	UnitedHealth Group, Inc.	10,000	557,500			3,780,700
Energy 8.9%			Zimmer Holdings, Inc.	20,000	1,215,000	Utilities 0.6%
Apache Corp.	10,800	1,165,644			20,703,081
						Entergy Corp.	20,000	1,332,600
Chevron Corp.	30,000	3,273,600	Industrials 8.5%			Total Domestic Common Stocks
EOG Resources, Inc.	22,500	2,561,850	Babcock & Wilcox Co.*	25,000	643,500	(Cost $99,811,615)		157,069,590
ExxonMobil Corp.	60,000	5,190,000	Boeing Co.	25,000	1,873,750	Domestic Exchange Traded Funds 0.7%
Marathon Oil Corp.	40,000	1,355,600	Canadian National Railway Co.	22,500	1,732,275	Financials 0.7%
Marathon Petroleum Corp.	20,000	831,000	Deere & Co.	20,000	1,658,600	SPDR KBW Regional Banking
McDermott Int'l., Inc.*	50,000	653,000	General Dynamics Corp.	25,000	1,830,750	(Cost $1,376,516)	65,000	1,747,850
Noble Energy, Inc.	20,000	1,953,000	General Electric Co.	85,000	1,619,250	Foreign Stocks & ADR's 3.1%
Schlumberger Ltd.	35,000	2,716,350	Honeywell Int'l., Inc.	45,000	2,680,650	Australia 0.6%
Transocean Ltd.	12,500	666,750	Northrop Grumman Corp.	20,000	1,196,200	BHP Billiton Ltd. ADR	20,000	1,536,400
Weatherford Int'l. Ltd.*	55,500	886,890	Tyco Int'l. Ltd.	35,000	1,813,700	Germany 0.9%
		21,253,684				SAP AG ADR	30,000	2,028,300
Financials 9.0%			United Technologies Corp.	35,000	2,935,450	Israel 0.4%
ACE Ltd.	20,000	1,434,200	Verisk Analytics, Inc.*	30,000	1,305,000	Teva Pharmaceutical
American Express Co.	46,200	2,443,518	Waste Management, Inc.	27,500	961,950	Industries Ltd. ADR	20,000	896,200
Bank of America Corp.	75,000	597,750	Information Technology 11.6%		20,251,075	Mexico 0.5%
Bank of New York Mellon Corp.	45,000	994,950	Accenture PLC	30,000	1,786,200	America Movil SA de CV ADR	50,000	1,197,000
Chubb Corp.	20,000	1,359,200	Activision Blizzard, Inc.	90,000	1,075,500	Switzerland 0.2%
CME Group, Inc.	3,000	868,470	Broadcom Corp.	35,000	1,300,250	Novartis AG ADR	10,000	545,100
			Check Point Software			United Kingdom 0.5%
Goldman Sachs Group, Inc.	11,000	1,266,540	Technologies Ltd.*	34,000	1,977,440	Diageo PLC ADR	12,500	1,194,500
JPMorgan Chase & Co.	43,670	1,713,611	Cisco Systems, Inc.	75,000	1,491,000	Total Foreign Stocks & ADR's
MetLife, Inc.	30,000	1,156,500	Dell, Inc.*	72,000	1,245,600	(Cost $4,938,103)		7,397,500
Morgan Stanley	30,000	556,200	EMC Corp.*	80,000	2,215,200	Institutional Money Market Funds 2.0%
PNC Financial Services			Intel Corp.	50,000	1,344,000	State Street Institutional US
Group, Inc.	12,500	744,000				Government Money Market Fund
						(Cost $4,724,364)	4,724,364	4,724,364
The Travelers Cos., Inc.	40,000	2,318,800	Int'l. Business Machines Corp.	21,437	4,217,301	Total Investments 100.9%
Toronto-Dominion Bank	25,000	2,038,000	KLA-Tencor Corp.	25,000	1,210,000	(Cost $178,431,773)†		239,998,314
US Bancorp	75,000	2,205,000	Microsoft Corp.	112,410	3,567,893
Wells Fargo & Co.	50,000	1,564,500	NetApp, Inc.*	30,000	1,290,000	Excess of Liabilities Over
						Other Assets (0.9)%		(2,255,583)
		21,261,239	Seagate Technology PLC	35,000	919,100
Health Care 8.7%			Texas Instruments, Inc.	60,000	2,001,000	Net Assets 100.0%		$ 237,742,731
Aetna, Inc.	25,000	1,169,000	Visa, Inc.	10,000	1,163,700
Amgen, Inc.	25,000	1,698,750	Western Union Co.	45,000	786,150
Becton Dickinson & Co.	15,000	1,143,300			27,590,334	* Non-income producing.
Bristol-Myers Squibb Co.	60,000	1,930,200	Materials 2.6%			†	Cost for federal income tax purposes is $178,431,773.
						At February 29, 2012 unrealized appreciation for
Celgene Corp.*	12,500	916,562				federal income tax purposes aggregated $61,566,541
Covidien PLC	20,000	1,045,000	EI Du Pont de Nemours & Co.	40,000	2,034,000	of which $66,620,340 related to appreciated
			Freeport-McMoRan			securities and $5,053,799 related to depreciated
Eli Lilly & Co.	20,000	784,800	Copper & Gold, Inc.	60,000	2,553,600	securities.
Forest Laboratories, Inc.*	25,000	813,000	Praxair, Inc.	15,000	1,635,000
Gilead Sciences, Inc.*	20,000	910,000			6,222,600
Johnson & Johnson	40,000	2,603,200	Telecommunication Services 1.6%
Medtronic, Inc.	36,200	1,379,944	AT&T, Inc.	30,000	917,700

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the market value of rule 144A securities amounted to $3,532,305 or1.49% of net assets.

(b) Step Up/Down.

(c) XL Capital Ltd. is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

ADR - American Depositary Receipt

SPDR - Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	26.2%	Energy	10.9%
Industrials	15.8%	Consumer Staples	6.2%
Consumer Discretionary	14.9%	Financials	5.6%
Materials	12.8%	Health Care	4.3%
		Utilities	0.8%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	5.0%	Occidental Petroleum Corp.	3.1%
Praxair, Inc.	4.8%	Emerson Electric Co.	2.6%
Apple, Inc.	4.8%	Dollar Tree, Inc.	2.4%
McDonald's Corp.	4.6%	Union Pacific Corp.	2.4%
SPDR Gold Trust	4.1%	BlackRock, Inc.	2.4%
		Total of Net Assets	36.2%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADR's.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 89.5%			Financials 5.6%			Union Pacific Corp.	30,000	$ 3,307,500
Consumer Discretionary 14.9%			BlackRock, Inc.	16,300	$ 3,243,700			21,511,190
AutoZone, Inc.*	4,000	$ 1,497,920	CME Group, Inc.	1,500	434,235	Information Technology 25.2%
Dollar General Corp.*	65,000	2,733,900	Royal Bank of Canada	35,000	1,967,700	ANSYS, Inc.*	15,000	947,700
Dollar Tree, Inc.*	37,500	3,319,125	Toronto-Dominion Bank	20,000	1,630,400	Apple, Inc.*	12,000	6,509,280
Home Depot, Inc.	35,000	1,664,950	US Bancorp	5,000	147,000	Autodesk, Inc.*	15,000	567,750
McDonald's Corp.	63,000	6,254,640	Wells Fargo & Co.	5,000	156,450	Automatic Data
					7,579,485	Processing, Inc.	26,763	1,453,766
Tiffany & Co.	40,000	2,600,400				Avago Technologies Ltd.	5,000	188,050
Yum! Brands, Inc.	35,000	2,318,400	Health Care 3.0%
		20,389,335	Express Scripts, Inc.*	30,000	1,599,900	Cisco Systems, Inc.	110,870	2,204,096
Consumer Staples 6.2%			McKesson Corp.	5,000	417,550	Cognizant Technology Solutions Corp.*	43,000	3,050,850
Colgate-Palmolive Co.	15,000	1,397,700	Stryker Corp.	40,000	2,145,600	EMC Corp.*	50,400	1,395,576
Corn Products Int'l., Inc.	52,400	3,005,140			4,163,050	Intel Corp.	100,000	2,688,000
HJ Heinz Co.	15,000	790,650	Industrials 15.8%
Procter & Gamble Co.	15,770	1,064,790	BE Aerospace, Inc.*	30,000	1,375,200	Int'l. Business Machines Corp.	35,000	6,885,550
Walgreen Co.	65,000	2,155,400	Canadian Pacific Railway Ltd.	10,000	747,300	Linear Technology Corp.	30,000	1,004,400
		8,413,680				Microsoft Corp.	30,000	952,200
Energy 10.9%			Donaldson Co., Inc.	20,000	1,468,600	Molex, Inc. - Class A	22,600	505,562
EOG Resources, Inc.	10,000	1,138,600	Emerson Electric Co.	70,000	3,521,700	Qualcomm, Inc.	32,000	1,989,760
ExxonMobil Corp.	35,000	3,027,500	Goodrich Corp.	21,000	2,645,370	TE Connectivity Ltd.	25,000	913,750
Noble Corp.	30,000	1,205,400	Illinois Tool Works, Inc.	30,000	1,670,700	Visa, Inc.	27,000	3,141,990
			Jacobs Engineering Group, Inc.*	33,000	1,525,260			34,398,280
Occidental Petroleum Corp.	40,000	4,174,800	Norfolk Southern Corp.	18,000	1,240,200	Materials 7.1%
Schlumberger Ltd.	38,600	2,995,746	Parker Hannifin Corp.	26,000	2,335,060	Airgas, Inc.	4,000	329,320
SM Energy Co.	15,000	1,180,800	Precision Castparts Corp.	10,000	1,674,300	Freeport-McMoRan
Suncor Energy, Inc.	30,000	1,078,200				Copper & Gold, Inc.	55,680	2,369,741
		14,801,046

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)

Space
Value
Shares	(Note 2)
Praxair, Inc.	60,000	$ 6,540,000
Yamana Gold, Inc.	25,000	434,000
9,673,061
Utilities 0.8%
Dominion Resources, Inc.	10,000	504,700
Southern Co.	14,900	658,431
1,163,131
Total Domestic Common Stocks
(Cost $69,035,217)	122,092,258
Domestic Exchange Traded Funds 4.1%
Materials 4.1%
SPDR Gold Trust*
(Cost $2,444,063)	33,900	5,569,431
Foreign Stocks & ADR's 3.9%
Australia 1.6%
BHP Billiton Ltd. ADR	27,500	2,112,550
Germany 1.0%
SAP AG ADR	21,000	1,419,810
Switzerland 1.3%
Roche Holding AG ADR	40,000	1,743,400
Total Foreign Stocks & ADR's
(Cost $3,543,924)	5,275,760
Institutional Money Market Funds 0.6%
State Street Institutional US
Government Money Market Fund
(Cost $849,138)	849,138	849,138
Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-term Notes 1.3%
Chevron Texaco Corp.
0.05%, 03/05/12
(Cost $1,799,990)	1,800 M	1,799,990
Total Investments 99.4%
(Cost $77,672,332)†	135,586,577

Other Assets in Excess of
Liabilities 0.6%	765,386

Net Assets 100.0%	$ 136,351,963

*	Non-income producing.
†	Cost for federal income tax purposes is $77,672,332.
At February 29, 2012 unrealized appreciation for
federal income tax purposes aggregated $57,914,245
of which $58,297,439 related to appreciated
securities and $383,194 related to depreciated
securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.4%	Consumer Discretionary	10.2%
Financials	13.8%	Consumer Staples	9.1%
Health Care	12.6%	Materials	3.9%
Energy	12.0%	Telecommunication Services	2.8%
Industrials	11.7%	Utilities	0.8%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.8%	Honeywell Int'l., Inc.	1.6%
Int'l. Business Machines Corp.	2.5%	Schlumberger Ltd.	1.6%
Procter & Gamble Co.	1.8%	Chevron Corp.	1.6%
United Technologies Corp.	1.8%	Noble Energy, Inc.	1.6%
Microsoft Corp.	1.6%	PepsiCo, Inc.	1.5%
		Total of Net Assets	18.4%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADR's.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.2%			Philip Morris Int'l., Inc.	200,000	$ 16,704,000
Consumer Discretionary 10.2%			Procter & Gamble Co.	419,900	28,351,648	Goldman Sachs Group, Inc.	135,000	$ 15,543,900
Comcast Corp.	600,000	$ 17,154,000	Wal-Mart Stores, Inc.	250,000	14,770,000	JPMorgan Chase & Co.	500,000	19,620,000
					134,278,898	MetLife, Inc.	425,000	16,383,750
Darden Restaurants, Inc.	81,600	4,160,784	Energy 12.0%			Morgan Stanley	425,000	7,879,500
Gap, Inc.	425,000	9,928,000	Apache Corp.	75,000	8,094,750
Home Depot, Inc.	130,000	6,184,100	Chevron Corp.	225,000	24,552,000	PNC Financial Services Group, Inc.	200,000	11,904,000
McDonald's Corp.	125,000	12,410,000	EOG Resources, Inc.	115,000	13,093,900	The Travelers Cos., Inc.	300,000	17,391,000
McGraw-Hill Cos., Inc.	250,400	11,653,616	ExxonMobil Corp.	515,000	44,547,500	Toronto-Dominion Bank	185,000	15,081,200
Nike, Inc.	100,000	10,792,000	Marathon Oil Corp.	314,200	10,648,238	US Bancorp	525,000	15,435,000
Omnicom Group, Inc.	275,000	13,596,000	Marathon Petroleum Corp.	300,000	12,465,000	Wells Fargo & Co.	585,000	18,304,650
Staples, Inc.	500,000	7,330,000	McDermott Int'l., Inc.*	568,600	7,425,916			203,068,938
Time Warner Cable, Inc.	240,000	19,041,600	Noble Energy, Inc.	250,000	24,412,500	Health Care 11.8%
Time Warner, Inc.	550,000	20,465,500	Schlumberger Ltd.	325,000	25,223,250	Aetna, Inc.	150,000	7,014,000
TJX Cos., Inc.	410,000	15,010,100	Transocean Ltd.	125,000	6,667,500	Amgen, Inc.	200,000	13,590,000
TRW Automotive Holdings Corp.*	250,000	11,435,000	Weatherford Int'l. Ltd.*	650,000	10,387,000	Becton Dickinson & Co.	165,000	12,576,300
		159,160,700			187,517,554	Bristol-Myers Squibb Co.	375,000	12,063,750
Consumer Staples 8.6%			Financials 13.0%			Celgene Corp.*	75,000	5,499,375
Altria Group, Inc.	225,000	6,772,500	ACE Ltd.	175,000	12,549,250	Covidien PLC	225,000	11,756,250
CVS Caremark Corp.	150,000	6,765,000	American Express Co.	285,000	15,073,650	Eli Lilly & Co.	175,000	6,867,000
HJ Heinz Co.	225,000	11,859,750	Bank of America Corp.	775,400	6,179,938
Kellogg Co.	200,000	10,470,000				Forest Laboratories, Inc.*	200,000	6,504,000
Kimberly-Clark Corp.	75,000	5,466,000	Bank of New York Mellon Corp.	450,000	9,949,500	Gilead Sciences, Inc.*	200,000	9,100,000
Kraft Foods, Inc.	250,000	9,517,500	Chubb Corp.	150,000	10,194,000	Johnson & Johnson	325,000	21,151,000
PepsiCo, Inc.	375,000	23,602,500	CME Group, Inc.	40,000	11,579,600	Medtronic, Inc.	251,000	9,568,120

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
		Space			Space		Principal
		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
Merck & Co., Inc.	350,000	$ 13,359,500	Texas Instruments, Inc.	600,000	$ 20,010,000	Corporate Short-term Notes 0.4%
			Visa, Inc.	100,000	11,637,000	Nestle Capital Corp.
Mettler-Toledo Int'l., Inc.*	30,000	5,408,400	Western Union Co.	850,000	14,849,500	0.05%, 03/13/12
Pfizer, Inc.	925,000	19,517,500			280,297,674	(Cost $5,999,900)	6,000 M	$ 5,999,900
Stryker Corp.	210,000	11,264,400	Materials 3.0%			U.S. Government Obligations 2.2%
UnitedHealth Group, Inc.	181,200	10,101,900	EI Du Pont de Nemours & Co.	275,000	13,983,750	U.S. Government
Zimmer Holdings, Inc.	145,700	8,851,275	Freeport-McMoRan			Agency Obligations 0.3%
		184,192,770	Copper & Gold, Inc.	475,000	20,216,000
Industrials 11.7%			Praxair, Inc.	115,000	12,535,000	Federal Home Loan Bank 0.3%
Babcock & Wilcox Co.*	300,000	7,722,000	Telecommunication Services 2.1%		46,734,750	Agency Discount Notes:
Boeing Co.	125,000	9,368,750	AT&T, Inc.	250,000	7,647,500	0.055%, 03/16/12	5,000 M	4,999,885
Canadian National Railway Co.	160,700	12,372,293				U.S. Treasury Obligations 1.9%
Deere & Co.	125,000	10,366,250	Rogers Communications, Inc.	275,000	10,532,500	U.S. Treasury Bill
General Dynamics Corp.	175,000	12,815,250	Verizon Communications, Inc.	375,000	14,291,250	0.037%, 03/08/12	10,000 M	9,999,928
General Electric Co.	900,000	17,145,000			32,471,250	U.S. Treasury Bill
Honeywell Int'l., Inc.	425,000	25,317,250	Utilities 0.8%			0.041%, 03/01/12	20,000 M	20,000,000
			Entergy Corp.	125,000	8,328,750	Total U.S. Treasury Obligations		29,999,928
						Total U.S. Government Obligations
L-3 Communications Holdings, Inc.	100,000	7,025,000	Exelon Corp.	118,000	4,610,260	(Cost $34,999,813)		34,999,813
					12,939,010	Total Investments 99.8%
Northrop Grumman Corp.	125,000	7,476,250	Total Domestic Common Stocks			(Cost $1,015,226,628)†		1,556,985,661
Tyco Int'l. Ltd.	250,000	12,955,000	(Cost $900,981,526)		1,422,427,837
Union Pacific Corp.	100,000	11,025,000				Other Assets in Excess of
			Domestic Exchange Traded Funds 0.8%			Liabilities 0.2%		3,799,310
United Technologies Corp.	325,000	27,257,750	Financials 0.8%			Net Assets 100.0%		$ 1,560,784,971
Verisk Analytics, Inc.*	300,000	13,050,000	SPDR KBW Regional Banking
			(Cost $9,533,364)	450,000	12,100,500
Waste Management, Inc.	225,000	7,870,500	Foreign Stocks & ADR's 4.3%			* Non-income producing.
		181,766,293	Australia 0.9%			†	Cost for federal income tax purposes is
						$1,015,226,628. At February 29, 2012 unrealized
Information Technology 18.0%			BHP Billiton Ltd. ADR	175,000	13,443,500	appreciation for federal income tax purposes
Accenture PLC	225,000	13,396,500	Germany 1.0%			aggregated $541,759,033 of which $557,821,290
						related to appreciated securities and $16,062,257
Activision Blizzard, Inc.	700,000	8,365,000	SAP AG ADR	225,000	15,212,250	related to depreciated securities.
Altera Corp.	250,000	9,612,500	Israel 0.3%			ADR	- American Depositary Receipt
Broadcom Corp.	280,000	10,402,000	Teva Pharmaceutical			SPDR	- Standard & Poor's Depository Receipts
Check Point Software			Industries Ltd. ADR	100,000	4,481,000
Technologies Ltd.*	275,000	15,994,000	Mexico 0.7%
Cisco Systems, Inc.	369,700	7,349,636	America Movil SA de
Dell, Inc.*	750,000	12,975,000	CV ADR	450,000	10,773,000
EMC Corp.*	700,000	19,383,000	Netherlands 0.4%
Hewlett-Packard Co.	275,000	6,960,250	ASML Holding NV	155,000	7,060,250
Intel Corp.	350,000	9,408,000	Switzerland 0.5%
Int'l. Business Machines Corp.	200,000	39,346,000	Novartis AG ADR	155,000	8,449,050
Juniper Networks,			United Kingdom 0.5%
Inc.*	300,000	6,828,000	Diageo PLC ADR	85,000	8,122,600
			Total Foreign Stocks & ADR's
KLA-Tencor Corp.	166,600	8,063,440	(Cost $49,796,064)		67,541,650
Microsoft Corp.	800,000	25,392,000	Institutional Money Market Funds 0.9%
NetApp, Inc.*	400,000	17,200,000	State Street Institutional US
Oracle Corp.	400,000	11,708,000	Government Money Market Fund
Seagate TechnologyPLC	434,800	11,417,848	(Cost $13,915,961)	13,915,961	13,915,961

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Fund Profile
at February 29, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	45.7%
U.S. Government Obligations	22.1%
Corporate Bonds	14.1%
Foreign Stocks & ADR's	9.7%
Commercial Mortgage-Backed Securities	1.8%
Domestic Exchange Traded Funds	0.2%
Real Estate Investment Trusts	0.1%
Cash and Other	6.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
Int'l. Business Machines Corp.	0.8%	FGLMC Q05976	3.50%	02/01/42	3.5%
ExxonMobil Corp.	0.8%	FNMA 985190	6.00%	08/01/38	3.4%
Procter & Gamble Co.	0.7%	FGLMC G05815	5.50%	07/01/35	2.2%
United Technologies Corp.	0.7%	FNMA 928261	4.50%	03/01/36	1.9%
PepsiCo, Inc.	0.7%	FGLMC G01665	5.50%	03/01/34	1.7%
Microsoft Corp.	0.7%	FGLMC A94593	4.50%	10/01/40	1.5%
Johnson & Johnson	0.6%	FNMA 745418	5.50%	04/01/36	1.3%
Verizon Communications, Inc.	0.6%	Ryder System, Inc.	2.50%	03/01/17	1.2%
Texas Instruments, Inc.	0.5%	FNMA 735997	5.50%	11/01/35	1.1%
JPMorgan Chase & Co.	0.5%	FNMA 745336	5.00%	03/01/36	1.1%
Total of Net Assets	6.6%	Total of Net Assets			18.9%

Average Effective Duration (for all Fixed Income Holdings) 4.6 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 22.1%			FGLMC Q05925			FNMA 928261
U.S. Government			3.5%, 02/01/42	1,748 M	$ 1,805,207	4.5%, 03/01/36	3,758 M	$ 4,010,781
Agency Obligations			FGLMC Q05976			FNMA 745336
22.1%			3.5%, 02/01/42	6,990 M	7,219,033	5%, 03/01/36	2,020 M	2,184,332
Federal Home Loan Mortgage			Total Federal Home Loan Mortgage			FNMA 745418
Corporation 11.1%			Corporation		23,077,625	5.5%, 04/01/36	2,523 M	2,755,605
Mortgage-Backed Securities:			Federal National Mortgage			FNMA 985190
30-Year:			Association 11.0%			6%, 08/01/38	6,397 M	7,046,460
						FNMA 995525
FGLMC G01665			Mortgage-Backed Securities:			6%, 12/01/38	1,777 M	1,961,771
5.5%, 03/01/34	3,157 M	$ 3,474,686	25-Year:					21,471,430
FGLMC G05815			FNMA 735703			Total Federal National Mortgage
5.5%, 07/01/35	4,292 M	4,677,823	5%, 04/01/29	1,160 M	1,265,004	Association		22,736,434
FGLMC A79255			30-Year:			Total U.S. Government Obligations
5%, 11/01/37	1,442 M	1,555,945	FNMA 891386			(Cost $45,503,726)		45,814,060
FGLMC A94593			5.5%, 10/01/35	1,100 M	1,201,858	Corporate Bonds 14.1%
4.5%, 10/01/40	2,864 M	3,052,437	FNMA 735997			Basic Industry 0.8%
FGLMC C03764			5.5%, 11/01/35	2,116 M	2,310,623	Int'l. Paper Co.
3.5%, 02/01/42	1,250 M	1,292,495				4.75%, 02/15/22	1,000 M	1,091,544

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
Sealed Air Corp.			Liberty Mutual Group, Inc.			Domestic Common Stocks 45.7%
8.375%, 09/15/21(a)	500 M	$ 575,000	7%, 03/07/67(a)	250 M	$ 221,250	Consumer Discretionary 5.2%
		1,666,544	XL Capital Ltd.
Capital Goods 0.8%			6.5%, 12/31/49(b)(c)	300 M	257,250	Ascena Retail Group, Inc.*	5,330	$ 205,738
Joy Global, Inc.			XL Group Ltd.			BorgWarner, Inc.*	1,020	84,497
5.125%, 10/15/21	800 M	880,450	5.75%, 10/01/21	600 M	662,108
L-3 Communications Corp.					1,947,012	Comcast Corp.	35,000	1,000,650
4.95%, 02/15/21	800 M	838,133	Media 0.9%			Darden Restaurants, Inc.	11,000	560,890
		1,718,583	DISH DBS Corp.
Consumer Cyclical 0.9%			6.75%, 06/01/21	500 M	557,500	Dick's Sporting Goods, Inc.	4,150	185,754
Ford Motor Credit Co. LLC			NBCUniversal Media LLC			Dollar Tree, Inc.*	1,880	166,399
5.75%, 02/01/21	250 M	279,816	4.375%, 04/01/21	1,000 M	1,097,483	Gap, Inc.	32,000	747,520
Macy's Retail Holdings, Inc.			XM Satellite Radio, Inc.			Gentex Corp.	4,390	103,824
3.875%, 01/15/22	1,500 M	1,545,318	7.625%, 11/01/18(a)	125 M	137,500	Guess? Inc	3,580	124,047
		1,825,134			1,792,483	Hanesbrands, Inc.*	3,180	91,361
Consumer Non-Cyclical 1.3%			Real Estate 1.9%			Home Depot, Inc.	12,500	594,625
Pernod Ricard SA			Alexandria Real Estate Equities, Inc.
4.45%, 01/15/22(a)	1,000 M	1,044,459	4.6%, 04/01/22	2,000 M	2,028,078	Jarden Corp.	2,660	93,818
SABMiller Holdings, Inc.			Health Care Reality, Inc.			LKQ Corp.*	6,950	221,427
3.75%, 01/15/22(a)	1,500 M	1,567,706	4.95%, 01/15/21	800 M	838,420	McDonald's Corp.	7,500	744,600
		2,612,165	UDR, Inc.			McGraw-Hill Cos., Inc.	20,000	930,800
Energy 1.8%			4.625%, 01/10/22	1,000 M	1,049,235	Morningstar, Inc.	2,250	134,708
Energy Transfer Partners LP					3,915,733
5.2%, 02/01/22	1,000 M	1,078,513	Technology 0.5%			Omnicom Group, Inc.	20,000	988,800
Linn Energy LLC/Linn Energy Finance Corp.			Hewlett-Packard Co.			O'Reilly Automotive, Inc.*	1,140	98,610
6.25%, 11/01/19(a)	500 M	500,000	4.65%, 12/09/21	1,000 M	1,080,422	PVH Corp.	1,920	163,219
Newfield Exploration Co.			Telecommunications 0.8%			Staples, Inc.	32,500	476,450
5.75%, 01/30/22	160 M	174,000	MetroPCS Wireless, Inc.
Nexen, Inc.			6.625%, 11/15/20	550 M	567,875	Target Corp.	12,500	708,625
6.4%, 05/15/37	850 M	978,194	Verizon Communications, Inc.			Texas Roadhouse, Inc.	5,310	88,836
QEP Resources, Inc.			3.5%, 11/01/21	1,000 M	1,048,296	Time Warner Cable, Inc.	12,000	952,080
5.375%, 10/01/22	1,000 M	1,012,500			1,616,171	Time Warner, Inc.	22,500	837,225
		3,743,207	Transportation 1.2%			TJX Cos., Inc.	10,000	366,100
Financials 1.4%			Ryder System, Inc.			Tractor Supply Co.	1,770	151,282
Ally Financial, Inc.			2.5%, 03/01/17	2,500 M	2,510,365			10,821,885
5.5%, 02/15/17	750 M	760,434	Total Corporate Bonds
Discover Bank/Greenwood DE			(Cost $27,995,583)		29,245,910	Consumer Staples 4.3%
7%, 04/15/20	100 M	113,537	Commercial Mortgage-Backed Securities 1.8%			Altria Group, Inc.	22,500	677,250
Int'l. Lease Finance Corp.			CSFB 05-C4 AJ
6.5%, 09/01/14(a)	500 M	535,000	5.19%, 08/15/38	500 M	502,871	Church & Dwight Co., Inc.	3,450	164,703
Regions Bank			CSFB 05-C6 AJ			CVS Caremark Corp.	15,000	676,500
7.5%, 05/15/18	500 M	550,000	5.23%, 12/15/40	750 M	755,394	Flowers Foods, Inc.	8,202	156,986
SLM Corp.			JPMCC 06-LDP8 AM			HJ Heinz Co.	12,500	658,875
6%, 01/25/17	500 M	516,698	5.44%, 05/15/45	500 M	543,672	Kellogg Co.	13,000	680,550
7.25%, 01/25/22	500 M	529,061
		3,004,730	MLMT 05-CIP1 AJ			Kimberly-Clark Corp.	4,544	331,167
			5.137%, 07/12/38	500 M	460,237	Kraft Foods, Inc.	20,000	761,400
Health Care 0.9%			MLMT 07-C1 AM
Aristotle Holding, Inc.			5.8371%, 06/12/50(d)	750 M	663,046	Nu Skin Enterprises, Inc.	3,910	225,842
3.9%, 02/15/22(a)	750 M	768,522	WBCMT 06-C25 AJ			PepsiCo, Inc.	23,000	1,447,620
Cigna Corp.			5.7364%, 05/15/43	750 M	704,605	Philip Morris Int'l., Inc.	10,000	835,200
4%, 02/15/22	1,000 M	1,044,839	Total Commercial Mortgage-Backed			Procter & Gamble Co.	22,500	1,519,200
		1,813,361	Securities			Wal-Mart Stores, Inc.	15,000	886,200
Insurance 0.9%			(Cost $3,554,081)		3,629,825			9,021,493
CNA Financial Corp.						Energy 5.4%
5.75%, 08/15/21	750 M	806,404				Apache Corp.	7,500	809,475

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Cameco Corp.	17,000	$ 417,520	PNC Financial Services Group, Inc.	10,000	$ 595,200	Industrials 6.6%
CARBO Ceramics, Inc.	890	81,568				Ametek, Inc.	3,760	$ 178,976
Chevron Corp.	10,000	1,091,200	Raymond James Financial, Inc.	3,840	135,821	Babcock & Wilcox Co.*	15,000	386,100
ConocoPhillips	12,500	956,875	The Travelers Cos., Inc.	17,500	1,014,475	Boeing Co.	10,000	749,500
Core Laboratories NV	1,470	178,840	Toronto-Dominion Bank	10,000	815,200	Canadian National Railway Co.	12,500	962,375
Dril-Quip, Inc.*	1,380	96,586	US Bancorp	27,500	808,500	Cintas Corp.	3,390	130,718
EOG Resources, Inc.	5,000	569,300	Wells Fargo & Co.	35,000	1,095,150
ExxonMobil Corp.	20,000	1,730,000	WR Berkley Corp.	2,790	99,742	Copart, Inc.*	3,760	187,173
Marathon Oil Corp.	25,000	847,250				Deere & Co.	10,000	829,300
			Zions Bancorporation	5,550	105,450	Donaldson Co., Inc.	2,160	158,609
Marathon Petroleum Corp.	12,500	519,375			12,566,367	Flowserve Corp.	1,470	174,298
McDermott Int'l., Inc.*	30,000	391,800	Health Care 6.3%			Gardner Denver, Inc.	1,150	78,982
			Abbott Laboratories	12,000	679,320	General Dynamics Corp.	10,000	732,300
Newfield Exploration Co.*	3,045	109,620	Aetna, Inc.	12,500	584,500	General Electric Co.	50,000	952,500
Noble Energy, Inc.	10,000	976,500	Amgen, Inc.	12,500	849,375	Honeywell Int'l., Inc.	15,000	893,550
Plains Exploration & Production Co.*	5,140	226,520	Becton Dickinson & Co.	10,000	762,200	IDEX Corp.	3,760	157,168
Range Resources Corp.	1,320	84,058	Bio-Rad Laboratories, Inc.*	780	79,498	IHS, Inc.*	1,920	181,574
Schlumberger Ltd.	10,000	776,100	Bristol-Myers Squibb Co.	20,000	643,400	Jacobs Engineering Group, Inc.*	2,850	131,727
Superior Energy Services, Inc.*	6,440	188,950	Catalyst Health Solutions, Inc.*	2,330	144,507	JB Hunt Transport Services, Inc.	2,960	151,582
Tidewater, Inc.	2,790	166,005	Cigna Corp.	7,500	330,825	Joy Global, Inc.	1,140	99,134
Transocean Ltd.	7,500	400,050	Covidien PLC	12,500	653,125	L-3 Communications
Ultra Petroleum Corp.*	10,000	249,600	Dentsply Int'l., Inc.	3,450	133,446	Holdings, Inc.	7,500	526,875
Weatherford Int'l. Ltd.*	19,800	316,404	Eli Lilly & Co.	14,000	549,360
		11,183,596				MSC Industrial Direct Co., Inc.	1,920	152,467
Financials 6.1%			Endo Pharmaceuticals Holdings, Inc.*	1,720	63,760	Northrop Grumman Corp.	15,000	897,150
ACE Ltd.	10,000	717,100	Forest Laboratories, Inc.*	12,000	390,240	Quanta Services, Inc.*	6,500	135,850
Affiliated Managers Group, Inc.*	1,140	121,285	Gen-Probe, Inc.*	1,510	103,103	Roper Industries, Inc.	1,920	175,718
American Express Co.	15,000	793,350	Gilead Sciences, Inc.*	10,000	455,000	Stericycle, Inc.*	1,280	111,066
Bank of America Corp.	25,000	199,250	Henry Schein, Inc.*	1,470	108,809	Tyco Int'l. Ltd.	17,500	906,850
			IDEXX Laboratories, Inc.*	1,470	126,052	Union Pacific Corp.	4,000	441,000
Bank of New York Mellon Corp.	30,000	663,300	Johnson & Johnson	20,000	1,301,600
Chubb Corp.	7,500	509,700	Life Technologies Corp.*	3,040	143,822	United Technologies Corp.	17,500	1,467,725
City National Corp/CA	3,000	141,000	Masimo Corp.*	5,020	109,436	Verisk Analytics, Inc.*	20,000	870,000
CME Group, Inc.	1,900	550,031	Medco Health Solutions, Inc.*	5,000	337,950	Waste Connections, Inc.	4,600	149,592
East West Bancorp, Inc.	7,280	161,034	Mednax, Inc.*	1,470	109,353	Waste Management, Inc.	20,000	699,600
Endurance Specialty Holdings Ltd.	3,000	115,380	Medtronic, Inc.	15,000	571,800			13,669,459
Everest Re Group Ltd.	1,140	100,149	Merck & Co., Inc.	25,000	954,250	Information Technology 8.4%
						Accenture PLC	16,000	952,640
Goldman Sachs Group,Inc.	7,500	863,550	Mettler-Toledo Int'l., Inc.*	670	120,788	Activision Blizzard, Inc.	40,000	478,000
HCC Insurance Holdings,			Pfizer, Inc.	50,000	1,055,000	Altera Corp.	16,920	650,574
Inc.	6,150	187,821	Quality Systems, Inc.	2,740	117,464	ANSYS, Inc.*	2,050	129,519
JPMorgan Chase & Co.	28,000	1,098,720	Resmed, Inc.*	6,260	183,418	Broadcom Corp.	15,000	557,250
MetLife, Inc.	25,000	963,750	Stryker Corp.	14,000	750,960	Check Point Software
Morgan Stanley	25,000	463,500	Techne Corp.	2,030	145,328	Technologies Ltd.*	13,000	756,080
MSCI, Inc.*	1,920	67,929				Cisco Systems, Inc.	40,000	795,200
New York Community			Varian Medical Systems,Inc.*	1,490	97,222	Citrix Systems, Inc.*	1,140	85,204
Bancorp, Inc.	7,280	94,713	Zimmer Holdings, Inc.	7,500	455,625	Dolby Laboratories, Inc.*	1,940	73,856
Northern Trust Corp.	1,920	85,267			13,110,536	EMC Corp.*	17,500	484,575

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
F5 Networks, Inc.*	740	$ 92,470	Verizon Communications, Inc.	32,000	$ 1,219,520	Israel 0.3%
FLIR Systems, Inc.	3,780	98,923			2,585,645	NICE Systems Ltd. ADR*	5,740	$ 196,251
Hewlett-Packard Co.	15,000	379,650				Teva Pharmaceutical
Informatica Corp.*	2,760	135,682	Utilities 0.7%			Industries Ltd. ADR	10,000	448,100
Intel Corp.	30,000	806,400	Entergy Corp.	7,500	499,725			644,351
			Exelon Corp.	7,500	293,025	Japan 1.6%
Int'l. Business Machines Corp.	9,000	1,770,570	ITC Holdings Corp.	2,250	169,830	Canon, Inc.	7,500	342,024
			NextEra Energy, Inc.	7,500	446,325	FANUC Corp.	3,000	545,356
Jack Henry & Associates, Inc.	3,390	114,379			1,408,905	Mitsubishi Corp.	22,000	540,656
Juniper Networks, Inc.*	25,000	569,000	Total Domestic Common Stocks			Mitsubishi Estate Co Ltd.	25,000	452,931
KLA-Tencor Corp.	12,000	580,800	(Cost $82,804,173)		94,832,155
			Domestic Exchange Traded Funds 0.2%			Nidec Corp.	5,000	473,227
Microchip Technology, Inc.	12,500	450,875	Financials 0.2%			Toray Industries, Inc.	60,000	427,269
Micros Systems, Inc.*	3,220	167,214	SPDR KBW Regional Banking			Unicharm Corp.	10,001	516,465
Microsoft Corp.	45,000	1,428,300	(Cost $399,654)	18,900	508,221			3,297,928
NetApp, Inc.*	20,000	860,000	Foreign Stocks & ADR's 9.7%			Macau 0.1%
NeuStar, Inc.*	3,000	105,150	Australia 0.5%			Sands China Ltd.	52,000	193,852
Nuance Communications, Inc.*	5,740	148,781	BHP Billiton Ltd. ADR	8,000	614,560	Malaysia 0.2%
Open Text Corp.*	2,740	167,469	Newcrest Mining Ltd.	15,000	535,339	Genting Bhd	125,000	441,636
Oracle Corp.	22,500	658,575			1,149,899	Netherlands 0.7%
Plantronics, Inc.	3,350	124,955	Brazil 0.2%			ASML Holding NV *	6,000	273,300
						Royal Dutch Shell PLC	20,000	730,005
Polycom, Inc.*	7,690	158,798	Petroleo Brasileiro SA ADR	12,000	358,080	Unilever NV	12,000	399,003
Power Integrations, Inc.	4,150	154,795	China 0.1%					1,402,308
Riverbed Technology, Inc.*	5,590	159,147	China Shenhua Energy Co Ltd.	55,000	252,003	Singapore 0.2%
Seagate Technology PLC	20,000	525,200	France 0.8%			Singapore Technologies Engineering Ltd.	150,000	380,691
Semtech Corp.*	5,330	153,024	Accor SA	13,500	473,658	South Africa 0.2%
Texas Instruments, Inc.	33,000	1,100,550	Danone	5,000	337,593	MTN Group Ltd.	20,000	359,159
Trimble Navigation Ltd.*	2,660	133,771	LVMH Moet Hennessy			South Korea 0.5%
Visa, Inc.	3,500	407,295	Louis Vuitton SA	1,600	267,819	Hyundai Motor Co. *	2,100	404,494
Western Union Co.	55,000	960,850	Total SA ADR	10,000	560,700
		17,375,521			1,639,770	Samsung Electronics Co Ltd.	700	752,754
Materials 1.5%			Germany 0.7%					1,157,248
AptarGroup, Inc.	2,960	156,229	Bayerische Motoren Werke AG	2,300	212,372	Spain 0.1%
Ecolab, Inc.	2,550	153,000	E.ON AG	10,000	229,253	Telefonica SA ADR	10,000	170,900
EI Du Pont de Nemours & Co.	15,000	762,750	Fresenius SE & Co KGaA	4,500	465,309	Switzerland 1.3%
Freeport-McMoRan			SAP AG ADR	6,500	439,465	Credit Suisse Group	10,000	268,391
Copper & Gold, Inc.	20,000	851,200	Siemens AG	1,200	119,599	Informa PLC	75,000	516,692
Potash Corp. of Saskatchewan, Inc.	7,000	325,850			1,465,998	Nestle SA	8,000	489,078
						Novartis AG ADR	12,000	654,120
Praxair, Inc.	5,000	545,000	Hong Kong 0.6%			Roche Holding AG	4,000	696,218
Rockwood Holdings, Inc.*	2,695	143,509	Cheung Kong Holdings Ltd.	55,000	800,001	Taiwan 0.3%		2,624,499
Steel Dynamics, Inc.	10,210	151,210	Hang Lung Properties Ltd. *	30,000	113,267
		3,088,748	Shanghai Industrial			Chunghwa Telecom Co Ltd. ADR	21,000	638,610
Telecommunication Services 1.2%			Holdings Ltd.	70,000	253,639	United Kingdom 1.1%
AT&T, Inc.	17,500	535,325			1,166,907	BG Group PLC	25,000	603,333
			Ireland 0.2%			HSBC Holdings PLC	20,000	177,975
Rogers Communications, Inc.	20,000	766,000	WPP PLC	35,000	446,001	Shire Ltd. ADR	1,140	119,301
tw telecom, Inc.*	3,000	64,800				Standard Chartered PLC	15,000	385,884

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Space
Value
Shares	(Note 2)
Tesco PLC	80,000	$ 401,538
Vodafone Group PLC ADR	22,000	595,980
2,284,011
Total Foreign Stocks & ADR's
(Cost $18,675,341)	20,073,851
Real Estate Investment Trusts 0.1%
Financials 0.1%
American Tower Corp.	1,030	64,457
Home Properties, Inc.*(e)	1,530	88,174
Total Real Estate Investment Trusts
(Cost $144,586)	152,631
Institutional Money Market Funds 6.0%
State Street Institutional US
Government Money Market Fund
(Cost $12,377,878)	12,377,878	12,377,878
Total Investments 99.7%
(Cost $191,455,022)†	206,634,531

Other Assets in Excess of
Liabilities 0.3%	544,910

Net Assets 100.0%	$ 207,179,441

*	Non-income producing.

†	Cost for federal income tax purposes is $191,455,022.
At February 29, 2012 unrealized appreciation for
federal income tax purposes aggregated $15,179,509
of which $18,650,773 related to appreciated
securities and $3,471,264 related to depreciated
securities.

(a)	Security exempt from registration under Rule 144A of
the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration, normally to qualified institutional
buyers. At February 29, 2012, the market value of
rule 144A securities amounted to $5,349,437 or2.58%
of net assets.

(b)	Step Up/Down.

(c)	XL Capital Ltd. is currently fixed at 6.5%. On April
15th, 2017 it converts to a variable rate that floats on
the 15th of January, April, July, and October. The
interest rate will equal the 3-month Libor rate plus
2.4575%.

(d)	Collateral strip rate bond whose interest is based on
the weighted net interest rate of the collateral.

(e)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund

Fund Profile (Unaudited)
at February 29, 2012
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	10.5%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	6.4%
Columbia County, GA	5.00%	04/01/17	8.0%	Paulding County School District, GA	5.00%	02/01/21	6.3%
County of Forsyth, GA	5.00%	03/01/22	6.7%	Paulding County, GA	5.00%	02/01/21	6.1%
Houston County Hospital Auth.	5.25%	10/01/16	6.7%	County of Gilmer, GA	5.00%	04/01/20	6.0%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	6.5%	Cobb-Marietta Coliseum & Exhibit Hall	5.00%	01/01/15	5.8%
				Total of Net Assets			69.0%

Average Effective Duration (for all Fixed Income Holdings) 5.9 years**
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at February 29, 2012 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Municipal Bonds 94.8%			Paulding County, GA
Georgia 94.8%			5%, 02/01/21	1,000 M	$ 1,141,000
City of Columbus, GA			Winder-Barrow Industrial Building Authority
5%, 05/01/20	750 M	$ 883,965	4%, 12/01/21	215 M	244,891
Cobb County Hospital Auth.			Total Municipal Bonds 94.8%
5.25%, 04/01/15	450 M	480,713	(Cost $16,127,302)†		17,774,681
Cobb County Kennestone Hospital Auth.
5.25%, 04/01/20	500 M	594,305	Other Assets in Excess of
5.25%, 04/01/21	500 M	585,975	Liabilities 5.2%		984,520
Cobb-Marietta Coliseum & Exhibit Hall			Net Assets 100.0%		$ 18,759,201
5%, 01/01/15	1,000 M	1,081,710
Columbia County, GA
5%, 04/01/17	1,250 M	1,510,438	† Cost for federal income tax purposes is $16,127,302.
Commerce School District			At February 29, 2012 unrealized appreciation for
5%, 08/01/21	250 M	312,102	federal income tax purposes aggregated $1,647,379
County of Forsyth, GA			of which $1,648,292 related to appreciated securities
5%, 03/01/22	1,045 M	1,267,501	and $913 related to depreciated securities.
County of Gilmer, GA
5%, 04/01/20	1,000 M	1,133,160
Georgia State Road & Tollway Auth.
5%, 06/01/18	1,000 M	1,227,740
Gwinnett County School District
5%, 02/01/24	1,500 M	1,961,625
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,250,810
Jackson County School District, GA
5%, 03/01/16	500 M	558,905
Madison County School District/GA
5%, 02/01/24	345 M	424,340
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,205,560
Newton County School District, GA
5%, 02/01/15	700 M	735,721
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,174,220

		The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)
Fund Profile
at February 29, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			11.5%	4 yrs. to 5.99 yrs.			25.9%
1 yr. to 2.99 yrs.			54.4%	6 yrs. to 7.99 yrs.			4.4%
3 yrs. to 3.99 yrs.			2.7%	8 yrs. and over			1.1%
Average Effective Duration (for all Fixed Income Holdings) 3.1 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC Q05925	3.50%	02/01/42	7.0%	FGLMC Q05976	3.50%	02/01/42	4.9%
FNMA 928261	4.50%	03/01/36	6.2%	FNMA AJ4048	4.00%	10/01/41	4.4%
FGLMC G05815	5.50%	07/01/35	5.7%	FNMA AB0074	5.00%	02/01/35	3.8%
FGLMC G01665	5.50%	03/01/34	5.4%	FGLMC G05208	5.00%	06/01/36	3.8%
FNMA 985190	6.00%	08/01/38	5.0%	FGLMC Q05601	4.00%	01/01/42	3.7%
				Total of Net Assets			49.9%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000) (Note 2)			(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.1%			FGLMC Q05976			FNMA 735703
U.S. Government Agency Obligations 92.0%			3.5%, 02/01/42	46,185 M	$ 47,697,183	5%, 04/01/29	15,589 M	$ 17,001,660
Federal Home Loan Mortgage			FGLMC C03764					17,015,843
Corporation 42.8%			3.5%, 02/01/42	25,000 M	25,849,890	30-Year:
Mortgage-Backed Securities:			FGLMC Q05925			FNMA 426830
			3.5%, 02/01/42	66,544 M	68,723,466	8%, 11/01/24	24 M	24,711
30-Year:			Total Federal Home Loan Mortgage			FNMA 738887
FHLMC 170141			Corporation		420,370,339	5.5%, 10/01/33	453 M	495,408
11%, 09/01/15	169	$ 188	Federal National Mortgage			FNMA 748895
FHLMC 170147			Association 49.2%			6%, 12/01/33	339 M	378,137
11%, 11/01/15	539	601	Collateralized Mortgage Obligations:			FNMA AB0074
FHLMC 360017			FNR 03-32 BZ			5%, 02/01/35	34,536 M	37,634,275
11%, 11/01/17	229	268	6%, 11/25/32	1,207 M	1,372,497	FNMA 891386
FGLMC G01665			FNR 04-73 MZ			5.5%, 10/01/35	13,755 M	15,023,219
5.5%, 03/01/34	47,888 M	52,699,408	4.5%, 10/25/34	15,767 M	17,320,643	FNMA 735997
FGLMC G05815			FNR 11-134 PY			5.5%, 11/01/35	27,562 M	30,104,118
5.5%, 07/01/35	51,724 M	56,373,762	4%, 12/25/41	10,000 M	10,721,360	FNMA 928261
FHLMC A86605					29,414,500	4.5%, 03/01/36	56,747 M	60,562,063
5.5%, 12/01/35	10,016 M	10,909,881				FNMA 745336
FGLMC G05208			Mortgage-Backed Securities:			5%, 03/01/36	2,580 M	2,788,766
5%, 06/01/36	34,487 M	37,273,569	20-Year:			FNMA 745418
FHLMC A64971			FNMA 252206			5.5%, 04/01/36	30,572 M	33,391,453
5.5%, 08/01/37	48 M	53,087	6%, 01/01/19	16 M	18,106	FNMA 888336
FGLMC G03339			FNMA 758564			5%, 07/01/36	21,806 M	23,574,821
6%, 08/01/37	29,905 M	32,923,921	6%, 09/01/24	314 M	346,496
					364,602	FNMA 881279
FGLMC A94108			25-Year:			5%, 11/01/36	2,128 M	2,323,081
4.5%, 10/01/40	19,331 M	20,554,920				FNMA 889218
FGLMC Q04321			FNMA 251808			6%, 02/01/38	31,683 M	35,069,593
3.5%, 11/01/41	29,594 M	30,562,717	10%, 04/01/18	14 M	14,183	FNMA 995674
FGLMC Q05601						6%, 05/01/38	21,300 M	23,494,309
4%, 01/01/42	34,951 M	36,747,478

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal			Space
	Amount	Value		Value
	(M=$1,000)	(Note 2)	Shares	(Note 2)
FNMA 985190			Total Investments 101.6%
6%, 08/01/38	44,777 M	$ 49,325,223	(Cost $990,373,965)†	$ 997,233,652
FNMA 890102
6%, 12/01/38	12,791 M	14,098,282	Excess of Liabilities Over
FNMA 995525			Other Assets (1.6)%	(15,995,047)
6%, 12/01/38	13,722 M	15,149,886
FNMA 931292			Net Assets 100.0%	$ 981,238,605
5.5%, 06/01/39	7,783 M	8,673,464
FNMA 931533			† Cost for federal income tax purposes is $990,373,965.
4.5%, 07/01/39	7,492 M	8,188,587	At February 29, 2012 unrealized appreciation for
			federal income tax purposes aggregated $6,859,687
FNMA 931535			of which $6,860,912 related to appreciated securities
5.5%, 07/01/39	5,167 M	5,758,476	and $1,225 related to depreciated securities.
FNMA AB2089
4%, 01/01/41	7,596 M	8,005,432
FNMA AE0828
3.5%, 02/01/41	17,845 M	18,471,383
FNMA AJ4048
4%, 10/01/41	40,530 M	42,983,792
		435,518,479
Total Federal National
Mortgage Association		482,313,424
Government National Mortgage
Corporation 0.0%
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	110 M	126,213
25-Year:
GNMA 608728
6.5%, 11/15/25	85 M	97,081
30-Year:
GNMA 506805
6.5%, 06/15/29	160 M	187,028
Total Government National Mortgage
Corporation		410,322
Total U.S. Government
Agency Obligations		903,094,085
U.S. Treasury Obligations 7.1%
U.S. Treasury Bill
0.026%, 03/08/12	25,000 M	24,999,874
U.S. Treasury Bill
0.084%, 03/01/12	45,000 M	45,000,000
Total U.S. Treasury
Obligations		69,999,874
Total U.S. Government
Obligations
(Cost $966,234,272)		973,093,959

		Space
		Value
	Shares	(Note 2)
Institutional Money Market Funds 2.5%
State Street Institutional US
Government Money Market Fund
(Cost $24,139,693)	24,139,693	24,139,693

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	31.4%	Energy	8.0%
Industrials	15.7%	Financials	7.3%
Materials	12.9%	Consumer Staples	4.3%
Consumer Discretionary	11.5%	Health Care	3.2%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	6.5%	BlackRock, Inc.	4.8%
Int'l. Business Machines Corp.	5.9%	McDonald's Corp.	4.4%
Dollar Tree, Inc.	5.3%	Corn Products Int'l., Inc.	4.3%
BE Aerospace, Inc.	5.0%	SPDR Gold Trust	4.1%
Praxair, Inc.	4.8%	Intel Corp.	4.0%
		Total of Net Assets	49.1%
*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADR's.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)
		Space			Space				Space
		Value			Value				Value
	Shares	(Note 2)		Shares	(Note 2)			Shares	(Note 2)
Domestic Common Stocks 88.5%			Information Technology 31.4%			Institutional Money Market Funds 2.0%
Consumer Discretionary 11.5%			ANSYS, Inc.*	20,000	$ 1,263,600	State Street Institutional US
Dollar Tree, Inc.*	20,000	$ 1,770,200	Apple, Inc.*	4,000	2,169,760	Government Money Market Fund
McDonald's Corp.	15,000	1,489,200	Avago Technologies Ltd.	5,000	188,050	(Cost $683,607)		683,607	$ 683,607
Yum! Brands, Inc.	9,000	596,160	Cognizant Technology					Principal
		3,855,560	Solutions Corp.*	10,000	709,500			Amount	Value
Consumer Staples 4.3%								(M=$1,000)	(Note 2)
			Intel Corp.	50,000	1,344,000	Corporate Short-term Notes 3.0%
Corn Products Int'l., Inc.	25,000	1,433,750	Int'l. Business Machines Corp.	10,000	1,967,300	Chevron Texaco Corp.
Energy 8.0%			Linear Technology Corp.	20,000	669,600	0.05%, 03/05/12
						(Cost $999,994)		1,000 M	999,994
			Qualcomm, Inc.	15,000	932,700
Occidental Petroleum Corp.	10,000	1,043,700	Visa, Inc.	11,000	1,280,070	Total Investments 99.3%
Schlumberger Ltd.	13,000	1,008,930			10,524,580	(Cost $23,493,633)†			33,300,289
Suncor Energy, Inc.	18,000	646,920
		2,699,550	Materials 7.1%			Other Assets in Excess of
Financials 7.3%			Freeport-McMoRan			Liabilities 0.7%			240,114
			Copper & Gold, Inc.	18,000	766,080
BlackRock, Inc.	8,000	1,592,000	Praxair, Inc.	15,000	1,635,001	Net Assets 100.0%			$ 33,540,403
Royal Bank of Canada	15,000	843,300			2,401,081
		2,435,300	Total Domestic Common Stocks
Health Care 3.2%			(Cost $20,896,365)		29,676,931	*	Non-income producing.
Stryker Corp.	20,000	1,072,800	Domestic Exchange Traded Funds 4.1%			†	Cost for federal income tax purposes is $23,493,633. At
Industrials 15.7%			Materials 4.1%				February 29, 2012 unrealized appreciation for federal
							income tax purposes aggregated $9,806,656 of which
BE Aerospace, Inc.*	36,000	1,650,240	SPDR Gold Trust*				$10,109,229 related to appreciated securities and $302,573
Emerson Electric Co.	22,000	1,106,820	(Cost $602,107)	8,300	1,363,607		related to depreciated securities.
Illinois Tool Works, Inc.	23,000	1,280,870	Foreign Stocks & ADR's 1.7%			ADR	-	American Depositary Receipt
			Australia 1.7%			SPDR	-	Standard & Poor's Depository Receipts
Jacobs Engineering Group, Inc.*	3,000	138,660	BHP Billiton Ltd. ADR
Parker Hannifin Corp.	12,000	1,077,720	(Cost $311,560)	7,500	576,150
		5,254,310

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Discretionary	13.7%	Consumer Staples	10.8%
Industrials	12.5%	Health Care	9.1%
Financials	11.6%	Information Technology	8.0%
Energy	11.3%	Telecommunication Services	6.3%
Materials	10.9%	Utilities	1.9%
Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	12.2%	United States	5.2%
Japan	11.0%	Hong Kong	4.7%
Germany	10.2%	South Korea	4.4%
Switzerland	9.5%	Australia	4.1%
France	9.3%	Netherlands	4.1%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Cheung Kong Holdings Ltd.	3.1%	Fresenius SE & Co KGaA	2.4%
Samsung Electronics Co Ltd.	2.9%	FANUC Corp.	2.3%
Roche Holding AG	2.7%	BG Group PLC	2.1%
Vodafone Group PLC	2.6%	Diageo PLC	1.9%
Newcrest Mining Ltd.	2.5%	Danone	1.9%
		Total of Net Assets	24.4%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADR's.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 2.9%			China 2.0%			Germany 10.2%
Energy 1.7%			China Shenhua Energy Co Ltd.	330,000	$ 1,512,018	Allianz SE ADR	147,000	$ 1,780,905
Cameco Corp.	100,000	$ 2,456,000				Bayerische Motoren
			Want Want China			Werke AG	20,000	1,846,718
Materials 1.2%			Holdings Ltd.	1,500,000	1,487,244	E.ON AG	40,000	917,010
Potash Corp. of					2,999,262
Saskatchewan, Inc.	40,000	1,862,000	Denmark 1.9%			Fresenius SE & Co KGaA	35,000	3,619,072
Total Domestic Common Stocks						MAN SE	22,000	2,535,982
(Cost $4,188,918)		4,318,000	Novo Nordisk A/S ADR	20,000	2,806,600	SAP AG	35,000	2,362,956
Domestic Exchange Traded Funds 1.7%			Finland 1.3%			Siemens AG	20,000	1,993,312
Materials 1.7%			Fortum Oyj	75,000	1,862,954			15,055,955
SPDR Gold Trust*			France 9.3%			Hong Kong 4.7%
(Cost $1,763,190)	15,000	2,464,350	Accor SA	60,000	2,105,146
Foreign Stocks & ADR's 91.5%			Air Liquide SA	12,000	1,558,470	Cheung Kong Holdings Ltd.	320,000	4,654,552
Australia 4.1%			AXA SA	86,666	1,394,658
BHP Billiton Ltd.	60,000	2,322,928	BNP Paribas SA	15,000	729,998	Hang Lung Properties Ltd.*	150,000	566,334
						Shanghai Industrial
Newcrest Mining Ltd.	105,000	3,747,369	Bouygues SA	38,411	1,216,804	Holdings Ltd.	500,000	1,811,707
		6,070,297	Danone	42,000	2,835,786			7,032,593
Brazil 1.4%			LVMH Moet Hennessy			Ireland 1.9%
Petroleo Brasileiro SA			Louis Vuitton SA	8,500	1,422,787
ADR	71,000	2,118,640				WPP PLC	220,000	2,803,437
			Total SA ADR	45,000	2,523,150
					13,786,799

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Israel 2.5%			Swatch Group AG	3,500	$ 1,585,489
NICE Systems Ltd. ADR*	50,000	$ 1,709,500			14,014,276
Teva Pharmaceutical			Taiwan 1.5%
Industries Ltd. ADR	45,000	2,016,450	Chunghwa Telecom Co
		3,725,950	Ltd. ADR	75,000	2,280,750
Italy 1.8%			United Kingdom 12.2%
Saipem SpA	51,815	2,619,006	BG Group PLC	128,000	3,089,064
Japan 11.0%			Diageo PLC	119,300	2,848,439
Canon, Inc.	44,500	2,029,343	HSBC Holdings PLC	174,408	1,552,014
FANUC Corp.	19,000	3,453,921	Johnson Matthey PLC	57,000	2,091,298
Mitsubishi Corp.	100,000	2,457,527	Standard Chartered PLC	90,000	2,315,304
			Tesco PLC	450,000	2,258,651
Mitsubishi Estate Co Ltd.	110,000	1,992,898	Vodafone Group PLC	1,450,000	3,906,182
Nidec Corp.	20,000	1,892,910			18,060,952
Toray Industries, Inc.	300,000	2,136,344	Total Foreign Stocks & ADR's
			(Cost $111,475,660)		135,655,528
Unicharm Corp.	45,000	2,323,859
		16,286,802	Institutional Money Market Funds 0.8%
Macau 1.2%			State Street Institutional US Government
Sands China Ltd.	470,000	1,752,122	Money Market Fund (Cost $1,120,741)	1,120,741	1,120,741

Malaysia 1.4%				Principal
Genting Bhd	600,000	2,119,851		Amount	Value
Netherlands 4.1%				(M=$1,000)	(Note 2)
ASML Holding NV *	33,000	1,503,150	U.S. Government Obligations 2.7%
ING Groep NV *	160,000	1,410,020	U.S. Treasury Obligations
Royal Dutch Shell PLC	67,000	2,445,519	2.7%
Unilever NV	24,000	798,005	U.S. Treasury Bill
		6,156,694	0.02%, 03/01/12
			(Cost $4,000,000)	4,000 M	4,000,000
Singapore 1.9%			Total Investments 99.6%
Singapore Technologies			(Cost $122,548,509)†		147,558,619
Engineering Ltd.	800,000	2,030,354
Wilmar Int'l. Ltd	200,000	813,258	Other Assets in Excess of
		2,843,612	Liabilities 0.4%		648,721
South Africa 1.3%
			Net Assets 100.0%		$ 148,207,340
MTN Group Ltd.	110,000	1,975,377
South Korea 4.4%
Hyundai Motor Co. *	11,300	2,176,559	* Non-income producing.
Samsung Electronics Co
Ltd.	4,000	4,301,453	†	Cost for federal income tax purposes is $122,548,509.
			At February 29, 2012 unrealized appreciation for
		6,478,012	federal income tax purposes aggregated $25,010,110
Spain 1.9%			of which $33,672,475 related to appreciated
			securities and $8,662,365 related to depreciated
Inditex SA	16,000	1,472,567	securities.
Telefonica SA ADR	78,000	1,333,020	ADR	- American Depositary Receipt
		2,805,587	SPDR	- Standard & Poor's Depository Receipts
Switzerland 9.5%
ABB Ltd.	50,000	1,023,483
Credit Suisse Group	30,000	805,173
Informa PLC	400,000	2,755,690
Nestle SA	45,000	2,751,065
Novartis AG	20,000	1,090,123
Roche Holding AG	23,000	4,003,253

		The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap II Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.9%	Energy	8.4%
Industrials	17.2%	Materials	4.7%
Consumer Discretionary	15.1%	Consumer Staples	4.3%
Health Care	14.2%	Utilities	1.2%
Financials	11.5%	Telecommunication Services	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Nu Skin Enterprises, Inc.	1.7%	NICE Systems Ltd.	1.4%
Plains Exploration & Production Co.	1.7%	Superior Energy Services, Inc.	1.4%
LKQ Corp.	1.6%	Dick's Sporting Goods, Inc.	1.4%
Resmed, Inc.	1.5%	Church & Dwight Co., Inc.	1.4%
Ascena Retail Group, Inc.	1.4%	Core Laboratories NV	1.4%
		Total of Net Assets	14.9%
*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADR's, and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.3%			Dril-Quip, Inc.*	11,600	$ 811,884	Health Care 13.4%
Consumer Discretionary 15.1%			Newfield Exploration Co.*	25,400	914,400	Bio-Rad Laboratories, Inc.*	7,200	$ 733,824
Ascena Retail Group, Inc.*	41,900	$ 1,617,340	Plains Exploration & Production Co.*	42,700	1,881,789	Catalyst Health Solutions, Inc.*	19,500	1,209,390
BorgWarner, Inc.*	6,100	505,324	Range Resources Corp.	11,200	713,216
Darden Restaurants, Inc.	26,000	1,325,740				Dentsply Int'l., Inc.	28,700	1,110,116
Dick's Sporting Goods, Inc.	34,300	1,535,268	Superior Energy Services, Inc.*	53,600	1,572,624	Endo Pharmaceuticals
			Tidewater, Inc.	23,000	1,368,500	Holdings, Inc.*	18,900	700,623
Dollar Tree, Inc.*	15,200	1,345,352			9,382,051	Gen-Probe, Inc.*	12,900	880,812
Gentex Corp.	35,900	849,035	Financials 10.0%			Henry Schein, Inc.*	12,100	895,642
Guess? Inc	28,000	970,200	Affiliated Managers			IDEXX Laboratories, Inc.*	11,400	977,550
Hanesbrands, Inc.*	26,700	767,091	Group, Inc.*	7,900	840,481	Life Technologies Corp.*	25,000	1,182,750
Jarden Corp.	22,300	786,521	City National Corp/CA	23,300	1,095,100	Masimo Corp.*	42,500	926,500
LKQ Corp.*	57,700	1,838,322	East West Bancorp, Inc.	58,400	1,291,808	Mednax, Inc.*	13,300	989,387
Morningstar, Inc.	17,000	1,017,790	Endurance Specialty			Mettler-Toledo Int'l., Inc.*	4,500	811,260
O'Reilly Automotive, Inc.*	10,400	899,600	Holdings Ltd.	24,700	949,962	Quality Systems, Inc.	23,000	986,010
PVH Corp.	16,500	1,402,665	Everest Re Group Ltd.	9,100	799,435	Resmed, Inc.*	55,900	1,637,870
Texas Roadhouse, Inc.	46,300	774,599	HCC Insurance Holdings, Inc.	48,200	1,472,028	Techne Corp.	16,700	1,195,553
Tractor Supply Co.	14,500	1,239,315
		16,874,162	MSCI, Inc.*	16,300	576,694	Varian Medical Systems, Inc.*	12,000	783,000
Consumer Staples 4.3%			New York Community Bancorp, Inc.	58,500	761,085			15,020,287
Church & Dwight Co., Inc.	32,000	1,527,680	Northern Trust Corp.	14,100	626,181	Industrials 17.2%
Flowers Foods, Inc.	70,300	1,345,542				Ametek, Inc.	29,300	1,394,680
Nu Skin Enterprises, Inc.	32,700	1,888,752	Raymond James Financial,Inc.	31,600	1,117,692	Cintas Corp.	28,500	1,098,960
		4,761,974	WR Berkley Corp.	21,700	775,775	Copart, Inc.*	29,000	1,443,620
Energy 8.4%			Zions Bancorporation	48,700	925,300	Donaldson Co., Inc.	17,800	1,307,054
CARBO Ceramics, Inc.	6,800	623,220			11,231,541	Flowserve Corp.	12,200	1,446,554
Core Laboratories NV	12,300	1,496,418

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap II Fund
(Unaudited)

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Gardner Denver, Inc.	9,500	$ 652,460	Foreign Stocks & ADR's 2.2%
IDEX Corp.	31,600	1,320,880	Israel 1.4%
IHS, Inc.*	14,000	1,323,980	NICE Systems Ltd. ADR*	46,200	$ 1,579,578
Jacobs Engineering Group, Inc.*	24,400	1,127,768	United Kingdom 0.8%
			Shire Ltd. ADR	8,300	868,595
JB Hunt Transport			Total Foreign Stocks & ADR's
Services, Inc.	24,300	1,244,403	(Cost $2,463,955)		2,448,173
Joy Global, Inc.	10,200	886,992	Real Estate Investment Trusts 1.5%

MSC Industrial Direct Co., Inc.	15,400	1,222,914	Financials 1.5%
Quanta Services, Inc.*	52,400	1,095,160	American Tower Corp.*	16,300	1,020,054
Roper Industries, Inc.	15,300	1,400,256	Home Properties, Inc.*(a)	12,400	714,612
			Total Real Estate Investment Trusts
Stericycle, Inc.*	11,900	1,032,563	(Cost $1,706,995)		1,734,666
Waste Connections, Inc.	37,726	1,226,850	Institutional Money Market Funds 2.3%
		19,225,094	State Street Institutional US
Information Technology 17.5%			Government Money Market Fund
Altera Corp.	14,500	557,525	(Cost $2,532,392)	2,532,392	2,532,392
ANSYS, Inc.*	16,800	1,061,424		Principal
Citrix Systems, Inc.*	8,500	635,290		Amount	Value
Dolby Laboratories, Inc.*	31,900	1,214,433	(M=$1,000)		(Note 2)
F5 Networks, Inc. *	5,800	724,768	1.8% U.S. Government Obligations
FLIR Systems, Inc.	31,700	829,589	Agency Discount Notes:
Informatica Corp.*	22,300	1,096,268	0.04%, 03/05/12
			(Cost $1,999,973)	2,000 M	1,999,973
Jack Henry & Associates, Inc.	27,400	924,476	Total Investments 100.1%
Microchip Technology,			(Cost $106,576,346)†		111,823,041
Inc.	16,300	587,941
Micros Systems, Inc.*	26,400	1,370,952	Excess of Liabilities Over
			Other Assets (0.1)%		(106,339)
NeuStar, Inc.*	24,700	865,735
Nuance Inc.* Communications,	44,100	1,143,072	Net Assets 100.0%		$ 111,716,702
Open Text Corp.*	22,800	1,393,536	* Non-income producing.
Plantronics, Inc.	27,900	1,040,670
			†	Cost for federal income tax purposes is $106,576,346.
Polycom, Inc.*	62,300	1,286,495	At February 29, 2012 unrealized appreciation for
Power Integrations, Inc.	32,100	1,197,330	federal income tax purposes aggregated $5,246,695
			of which $5,246,695 related to appreciated securities
Riverbed Technology, Inc.*	45,100	1,283,997	and $– related to depreciated securities.
Semtech Corp.*	41,300	1,185,723	(a)	Return of capital paid during the fiscal period
Trimble Navigation Ltd.*	22,300	1,121,467	ADR - American Depositary Receipt
		19,520,691
Materials 4.7%
AptarGroup, Inc.	27,900	1,472,562
Ecolab, Inc.	21,400	1,284,000
Rockwood Holdings, Inc.*	23,000	1,224,750
Steel Dynamics, Inc.	85,700	1,269,217
		5,250,529
Telecommunication Services 0.5%
tw telecom, Inc.*	25,500	550,800
Utilities 1.2%
ITC Holdings Corp.	17,100	1,290,708
Total Domestic Common Stocks
(Cost $97,873,031)		103,107,837

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.4%	Energy	8.8%
Industrials	16.6%	Materials	4.3%
Consumer Discretionary	14.7%	Consumer Staples	4.0%
Health Care	13.6%	Utilities	1.1%
Financials	11.3%	Telecommunication Services	0.5%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Nu Skin Enterprises, Inc.	1.6%	Superior Energy Services, Inc.	1.4%
Plains Exploration & Production Co.	1.6%	Resmed, Inc.	1.3%
LKQ Corp.	1.6%	Dick's Sporting Goods, Inc.	1.3%
Ascena Retail Group, Inc.	1.4%	HCC Insurance Holdings, Inc.	1.3%
NICE Systems Ltd.	1.4%	Core Laboratories NV	1.3%
		Total of Net Assets	14.2%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADR's, and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 89.7%			Dril-Quip, Inc.*	10,600	$ 741,894	Health Care 12.9%
Consumer Discretionary 14.7%			Newfield Exploration Co.*	23,300	838,800	Bio-Rad Laboratories, Inc.*	6,640	$ 676,749
Ascena Retail Group, Inc.*	38,440	$ 1,483,784	Plains Exploration & Production Co.*	39,100	1,723,137
BorgWarner, Inc.*	7,500	621,300				Catalyst Health Solutions, Inc.*	17,800	1,103,956
Darden Restaurants, Inc.	23,250	1,185,518	Range Resources Corp.	10,200	649,536	Dentsply Int'l., Inc.	26,300	1,017,284
Dick's Sporting Goods, Inc.	31,400	1,405,464	Superior Energy Services, Inc.*	49,000	1,437,660	Endo Pharmaceuticals Holdings, Inc.*	17,600	652,432
Dollar Tree, Inc.*	13,900	1,230,289	Tidewater, Inc.	21,100	1,255,450	Gen-Probe, Inc.*	11,800	805,704
			Weatherford Int'l. Ltd.*	41,990	671,000
Gentex Corp.	33,000	780,450			9,295,422	Henry Schein, Inc.*	11,120	823,102
Guess? Inc	25,700	890,505	Financials 9.8%			IDEXX Laboratories, Inc.*	10,410	892,657
Hanesbrands, Inc.*	24,500	703,885	Affiliated Managers			Life Technologies Corp.*	22,390	1,059,271
Jarden Corp.	20,490	722,682	Group, Inc.*	7,300	776,647	Masimo Corp.*	38,200	832,760
LKQ Corp.*	52,900	1,685,394	City National Corp/CA	21,420	1,006,740	Mednax, Inc.*	12,150	903,839
Morningstar, Inc.	15,700	939,959	East West Bancorp, Inc.	53,590	1,185,411	Mettler-Toledo Int'l., Inc.*	4,100	739,148
O'Reilly Automotive, Inc.*	9,500	821,750	Endurance Specialty			Quality Systems, Inc.	20,600	883,122
PVH Corp.	15,140	1,287,051	Holdings Ltd.	22,630	870,350	Resmed, Inc.*	48,000	1,406,400
Texas Roadhouse, Inc.	42,430	709,854	Everest Re Group Ltd.	8,300	729,155	Techne Corp.	15,400	1,102,486
Tractor Supply Co.	13,300	1,136,751
		15,604,636	HCC Insurance Holdings, Inc.	45,600	1,392,624	Varian Inc.* Medical Systems,	11,000	717,750
Consumer Staples 4.0%			MSCI, Inc.*	14,970	529,638			13,616,660
Church & Dwight Co., Inc.	26,000	1,241,240	New York Community Bancorp, Inc.	53,683	698,416	Industrials 16.6%
Flowers Foods, Inc.	62,928	1,204,442	Northern Trust Corp.	12,930	574,221	Ametek, Inc.	26,840	1,277,584
Nu Skin Enterprises, Inc.	30,000	1,732,800				Cintas Corp.	26,140	1,007,958
		4,178,482	Raymond James Financial, Inc.	29,000	1,025,730	Copart, Inc.*	26,580	1,323,152
Energy 8.8%			WR Berkley Corp.	20,000	715,000	Donaldson Co., Inc.	16,400	1,204,252
CARBO Ceramics, Inc.	6,900	632,385	Zions Bancorporation	43,630	828,970	Flowserve Corp.	11,230	1,331,541
Core Laboratories NV	11,060	1,345,560			10,332,902	Gardner Denver, Inc.	8,700	597,516

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
IDEX Corp.	29,000	$ 1,212,200	Foreign Stocks & ADR's 2.1%
IHS, Inc.*	12,780	1,208,605	Israel 1.4%
Jacobs Engineering Group, Inc.*	22,400	1,035,328	NICE Systems Ltd. ADR*	42,355	$ 1,448,117
JB Hunt Transport			United Kingdom 0.7%
Services, Inc.	22,300	1,141,983	Shire Ltd. ADR	7,620	797,433
			Total Foreign Stocks & ADR's
Joy Global, Inc.	9,310	809,598	(Cost $1,374,181)		2,245,550
MSC Industrial Direct Co., Inc.	14,030	1,114,122	Real Estate Investment Trusts 1.5%
Quanta Services, Inc.*	48,140	1,006,126	Financials 1.5%
Roper Industries, Inc.	13,940	1,275,789	American Tower Corp.*(a)	15,000	938,700
Stericycle, Inc.*	10,800	937,116	Home Properties, Inc.*(b)	11,400	656,982
Waste Connections, Inc.	34,600	1,125,192	Total Real Estate Investment Trusts
		17,608,062	(Cost $945,543)		1,595,682
Information Technology 17.0%			Institutional Money Market Funds 1.9%
Altera Corp.	13,280	510,616	State Street Institutional US
ANSYS, Inc.*	15,500	979,290	Government Money Market Fund
Citrix Systems, Inc.*	7,760	579,982	(Cost $1,995,952)	1,995,952	1,995,952
Dolby Laboratories, Inc.*	29,270	1,114,309		Principal
				Amount	Value
F5 Networks, Inc.*	5,500	687,280	(M=$1,000)		(Note 2)
FLIR Systems, Inc.	29,100	761,547	U.S. Government Obligations
Informatica Corp.*	20,500	1,007,780	4.7%
			U.S. Government Agency
Jack Henry & Associates, Inc.	25,130	847,886	Obligations 1.4%
Microchip Technology, Inc.	14,960	539,607	Federal Home Loan Bank 1.4%
			Agency Discount Notes:
Micros Systems, Inc.*	24,300	1,261,899	0.02%, 03/07/12	1,500 M	1,499,995
NeuStar, Inc.*	22,620	792,831	U.S. Treasury
			Obligations 3.3%
Nuance Communications, Inc.*	40,355	1,046,002	U.S. Treasury Bill
Open Text Corp.*	21,000	1,283,520	0.039%, 03/01/12	3,500 M	3,500,000
Plantronics, Inc.	25,600	954,880	Total U.S. Government Obligations
Polycom, Inc.*	57,150	1,180,147	(Cost $4,999,995)		4,999,995
			Total Investments 99.9%
Power Integrations, Inc.	29,430	1,097,739	(Cost $78,887,449)†		105,734,241
Riverbed Technology, Inc.*	42,500	1,209,975	Other Assets in Excess of
Semtech Corp.*	37,880	1,087,535	Liabilities 0.1%		143,056
Trimble Navigation Ltd.*	20,550	1,033,460
		17,976,285	Net Assets 100.0%		$ 105,877,297
Materials 4.3%
AptarGroup, Inc.	21,600	1,140,048	* Non-income producing.
Ecolab, Inc.	19,750	1,185,000	†	Cost for federal income tax purposes is $78,887,449.
			At February 29, 2012 unrealized appreciation for
Rockwood Holdings, Inc.*	20,600	1,096,950	federal income tax purposes aggregated $26,846,792
Steel Dynamics, Inc.	78,650	1,164,807	of which $28,514,166 related to appreciated
			securities and $1,667,374 related to depreciated
		4,586,805	securities.
Telecommunication Services 0.5%			(a)	Real Estate Investment Trusts
			(b)	Return of capital paid during the fiscal period.
tw telecom, Inc.*	23,390	505,224
Utilities 1.1%			ADR	- American Depositary Receipt
ITC Holdings Corp.	15,800	1,192,584
Total Domestic Common Stocks
(Cost $69,571,778)		94,897,062

		The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)
Fund Profile
at February 29, 2012
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			17.1%
1 yr. to 2.99 yrs.			76.3%
3 yrs. to 3.99 yrs.			6.6%

Average Effective Duration (for all Fixed Income Holdings) 2.0 years*

Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10-112 PM	3.25%	09/20/33	5.4%	FHR 3772 HC	3.00%	10/15/18	3.9%
FNR 11-137 KC	2.00%	01/25/27	5.4%	FNR 10-83 AK	3.00%	11/25/18	3.8%
FNR 10-64 AD	3.00%	12/25/20	5.0%	FHR 3780 TL	3.75%	04/15/24	3.0%
FNR 11-3 EL	3.00%	05/25/20	4.0%	FNMA AE0968	4.00%	07/01/19	3.0%
FNR 10-153 AC	2.00%	11/25/18	4.0%	FNR 09-88 DB	3.00%	10/25/20	2.4%
				Total of Net Assets			39.9%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.2%			FHR 3772 HC			FHR 3507 AC
U.S. Government Agency Obligations 97.3%			3%, 10/15/18	101,083 M	$ 105,122,687	4%, 06/15/27	52,204 M	$ 53,832,397
			FHRR R005 AB			FHR 2953 PC
Federal Home Loan Mortgage			5.5%, 12/15/18	3,053 M	3,110,848	5.5%, 08/15/29	1,226 M	1,239,596
Corporation 25.2%			FHR 3659 DE			FHR 2766 PE
Collateralized Mortgage Obligations:			2%, 03/15/19	5,715 M	5,849,719	5%, 10/15/29	4,460 M	4,485,597
FHR 2353 TD			FHR 3645 EH			FHR 3570 PA
6%, 09/15/16	73 M	$ 76,779	3%, 12/15/20	20,864 M	21,736,125	5%, 07/15/31	1,845 M	1,867,235
FHR 3261 AG			FHR 2692 QC			FHR 2551 TE
5.5%, 01/15/17	6,052 M	6,345,170	5%, 02/15/21	1,396 M	1,399,356	5.5%, 09/15/31	1,017 M	1,030,144
FHR 2510 AJ			FHR 2709 PD			FHR 3284 BA
5%, 10/15/17	2,934 M	3,179,211	5%, 03/15/21	3,799 M	3,830,910	4.5%, 02/15/32	3,621 M	3,645,178
FHR 2508 CK			FHR 3874 BD			FHR 3083 UB
5%, 10/15/17	5,688 M	6,163,966	3%, 06/15/21	12,879 M	13,421,865	4.5%, 06/15/32	1,267 M	1,278,464
FHR 2530 BH			FHR 3574 EA			FHR 2927 ED
5%, 11/15/17	7,190 M	7,676,355	3%, 09/15/21	29,607 M	30,521,580	4%, 01/15/35	11,210 M	11,577,433
FHR 3562 AN			FHR 3414 A			FHR 3662 TC
4%, 12/15/17	4,822 M	5,075,196	4.5%, 07/15/22	8,821 M	9,288,080	3.5%, 04/15/35	38,362 M	39,064,324
FHR 3567 ND			FHR 3559 AB			FHR 3238 LA
4%, 12/15/17	35,331 M	36,913,953	4.5%, 03/15/23	2,655 M	2,768,946	4.5%, 06/15/35	1,434 M	1,443,240
FHR 3604 AG			FHR 3571 BA			FHR 3638 PA
4%, 12/15/17	9,412 M	9,742,426	4.5%, 04/15/23	16,909 M	17,561,267	4.5%, 03/15/37	15,784 M	16,735,531
FHR 2629 BL			FHR 2922 EP					553,186,121
4.5%, 01/15/18	10,079 M	10,451,371	4.5%, 05/15/23	6,540 M	6,645,856	Mortgage-Backed Securities:
FHR 2635 DG
4.5%, 01/15/18	2,812 M	2,913,130	FHR 3780 TL			10-Year:
FHR 2642 WP			3.75%, 04/15/24	78,381 M	80,726,014	FHLMC E89015
4.5%, 02/15/18	5,907 M	6,135,575	FHR 3829 CA			6.5%, 04/01/12	2 M	1,834
			4%, 08/15/24	19,530 M	20,330,597

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FHLMC J00464			FHLMC B11933			FNR 11-3 EL
5%, 11/01/15	1,436 M	$ 1,543,222	4%, 01/01/19	7,821 M	$ 8,296,460	3%, 05/25/20	104,548 M	$ 108,681,916
FGCI J14193			FHLMC B12434			FNR 10-65 AD
3.5%, 01/01/21	3,062 M	3,222,139	4.5%, 03/01/19	2,670 M	2,864,965	3%, 09/25/20	17,694 M	18,451,714
FGCI J14483			FHLMC J05907			FNR 03-106 WD
3.5%, 02/01/21	3,800 M	4,000,225	6%, 08/01/19	2,629 M	2,860,044	4.5%, 09/25/20	3,135 M	3,149,258
FGCI J14614			FGCI G13841			FNR 09-88 DB
3.5%, 03/01/21	6,436 M	6,783,614	4%, 05/01/20	16,306 M	17,409,796	3%, 10/25/20	61,463 M	63,934,396
FGCI J14793			FGCI J15686			FNR 09-88 DC
3.5%, 03/01/21	2,599 M	2,727,868	3.5%, 06/01/21	9,870 M	10,401,977	3.25%, 10/25/20	47,372 M	49,418,876
FGCI J15685			FGCI J15844			FNR 11-78 A
3.5%, 06/01/21	5,515 M	5,812,610	3.5%, 07/01/21	2,627 M	2,769,226	2%, 11/25/20	51,083 M	52,468,842
FGCI J15846			FGCI J15933			FNR 09-113 DB
3.5%, 06/01/21	1,072 M	1,129,904	3.5%, 07/01/21	4,047 M	4,265,776	3%, 12/25/20	61,143 M	63,568,427
FGCI J12085			FGCI J16211			FNR 10-64 AD
4%, 04/01/25	13,222 M	13,988,858	3.5%, 08/01/21	8,753 M	9,225,247	3%, 12/25/20	128,120 M	134,214,601
		39,210,274			82,950,575	FNR 11-67 EL
15-Year:			20-Year:			2%, 07/25/21	53,594 M	54,724,561
FHLMC G10705			FHLMC G11228			FNR 11-67 DA
6.5%, 08/01/12	2 M	2,301	6.5%, 12/01/12	378	386	4.5%, 07/25/21	35,283 M	38,063,278
FHLMC E94628			FHLMC C90035			FNR 08-55 NA
5%, 02/01/13	79 M	80,418	6.5%, 11/01/13	33 M	36,404	5%, 08/25/22	4,716 M	4,912,868
FHLMC G11135			FHLMC D94982			FNR 08-61 CA
6.5%, 08/01/13	7 M	6,801	7%, 04/01/16	46 M	51,350	5%, 08/25/22	6,017 M	6,289,624
FHLMC E72131			FHLMC D94230			FNR 08-80 TJ
6.5%, 08/01/13	27 M	28,152	7.5%, 10/01/19	157 M	172,790	5%, 09/25/22	9,780 M	10,187,428
FHLMC E72178					260,930	FNR 08-81 KA
6.5%, 09/01/13	7 M	7,422	30-Year:			5%, 10/25/22	4,371 M	4,553,939
FHLMC G10965			FHLMC G00100			FNR 03-42 EP
7.5%, 10/01/14	9 M	9,087	8%, 02/01/23	10 M	11,302	4%, 11/25/22	2,819 M	2,906,405
FHLMC E82128			FHLMC A17291			FNR 3584 AB
7%, 03/01/15	6 M	6,454	6.5%, 11/01/33	1,326 M	1,513,334	4.5%, 12/15/22	33,590 M	34,859,895
FHLMC E00843					1,524,636	FNR 11-90 AL
8%, 04/01/15	3 M	3,266	Total Federal Home Loan			3.5%, 09/25/23	29,852 M	31,361,585
FHLMC E01009			Mortgage Corporation		677,132,536	FNR 10-3 GA
6.5%, 08/01/16	255 M	276,780	Federal National Mortgage			4%, 02/25/25	9,997 M	10,600,179
FHLMC G11585			Association 64.4%			FNR 11-15 HC
7%, 02/01/17	108 M	109,546	Collateralized Mortgage Obligations:			2.5%, 03/25/26	37,149 M	38,628,549
FHLMC E88357			FNR 02-11 QC			FNR 11-82 AD
6.5%, 03/01/17	33 M	35,121	5.5%, 03/25/17	2,077 M	2,211,407	4%, 08/25/26	24,772 M	26,278,765
FGCI E96256			FNR 02-18 PC			FNR 11-137 KC
4%, 05/01/18	2,516 M	2,679,764	5.5%, 04/25/17	1,409 M	1,457,235	2%, 01/25/27	141,985 M	145,256,044
FGCI E97047			FNR 10-110 HC			FNR 3681 AH
4%, 05/01/18	1,947 M	2,074,243	2.5%, 10/25/18	55,364 M	57,066,231	4%, 10/15/27	17,282 M	17,910,490
FGCI E97094			FNR 10-153 AC			FNR 08-21 CL LC
4%, 06/01/18	3,102 M	3,304,132	2%, 11/25/18	104,556 M	107,357,376	6%, 02/25/30	12,325 M	12,786,832
FGCI E96749			FNR 10-83 AK			FNR 11-30 NK
4%, 06/01/18	3,760 M	4,005,203	3%, 11/25/18	97,648 M	101,412,068	3%, 10/25/30	13,906 M	14,215,885
FGCI E97184			FNR 09-70 NL			FNR 11-41 DQ
4%, 07/01/18	4,970 M	5,293,904	3%, 08/25/19	47,323 M	49,226,721	3%, 10/25/30	27,021 M	27,632,285
FGCI E97149			FNR 09-70 NM			FNR 11-41 CQ
4%, 07/01/18	3,288 M	3,502,306	3.25%, 08/25/19	58,590 M	61,111,165	3%, 11/25/30	26,240 M	26,912,401
FHLMC E98706			FNR 09-70 NQ			FNR 03-24 UJ
5%, 08/01/18	1,907 M	2,062,936	3.5%, 08/25/19	35,900 M	37,544,054	4.5%, 03/25/31	1,365 M	1,368,424
FGCI B10742			FNR 09-78 NG			FNR 03-1 PG
4.5%, 11/01/18	1,275 M	1,369,248	3.5%, 08/25/19	28,208 M	29,765,928	5.5%, 09/25/31	2,262 M	2,292,499

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNR 03-69 GH			FNMA MA0548			FNMA 722060
3.25%, 12/25/31	6,348 M	$ 6,503,642	3.5%, 10/01/20	8,699 M	$ 9,131,433	4.5%, 07/01/18	5,056 M	$ 5,436,643
FNR 03-69 GJ					28,670,976	FNMA 722106
3.5%, 12/25/31	7,617 M	7,800,046	15-Year:			4.5%, 07/01/18	1,846 M	1,984,576
FNR 04-74 BZ			FNMA 251300			FNMA 729583
4.5%, 01/25/32	23,662 M	24,501,407	7%, 08/01/12	1 M	1,211	4.5%, 07/01/18	1,279 M	1,374,828
FNR 02-82 PD			FNMA 433301			FNMA 712165
6%, 02/25/32	2,392 M	2,442,059	6.5%, 07/01/13	68 M	70,735	5%, 08/01/18	1,732 M	1,874,499
FNR 03-76 PQ			FNMA 426453			FNMA 357440
3.5%, 04/25/32	699 M	719,534	5.5%, 10/01/13	28 M	30,516	4.5%, 10/01/18	14,433 M	15,519,652
FNR 08-72 BG			FNMA 446787			FNMA 725284
5.25%, 03/25/35	9,529 M	9,800,194	5.5%, 01/01/14	26 M	27,780	7%, 11/01/18	726 M	788,035
FNR 05-105 TJ			FNMA 447881			FNMA 761247
5.5%, 12/25/35	183 M	185,243	5.5%, 01/01/14	18 M	19,354	4.5%, 01/01/19	1,608 M	1,757,126
FNR 07-112 MC			FNMA 496015			FNMA AE0968
5.25%, 10/25/36	11,671 M	12,362,408	5.5%, 04/01/14	11 M	12,351	4%, 07/01/19	74,633 M	79,627,223
FNR 09-3 HL			FNMA 536814			FNMA 890109
5%, 02/25/39	5,004 M	5,324,133	5.5%, 06/01/14	58 M	58,657	4.5%, 12/01/19	6,068 M	6,525,256
FNR 09-32 BH			FNMA 576789			FNMA 890330
5.25%, 05/25/39	6,138 M	6,688,357	5.5%, 06/01/14	16 M	16,502	5%, 10/01/21	35,240 M	38,143,198
		1,529,109,174	FNMA 630985			FNMA 985670
Mortgage-Backed Securities:			7%, 09/01/15	74 M	75,324	6.5%, 10/01/21	972 M	1,083,420
10-Year:			FNMA 594601			FNMA AA8647
FNMA 254399			8.5%, 10/01/15	6 M	5,863	5%, 11/01/23	2,338 M	2,531,125
6.5%, 06/01/12	17 M	17,260	FNMA 535631			FNMA AC0317
FNMA 254427			7%, 12/01/15	164 M	175,565	4.5%, 02/01/24	783 M	840,233
6.5%, 07/01/12	25 M	24,795	FNMA 594602			FNMA AC0318
FNMA 254457			9%, 01/01/16	7 M	6,541	5%, 06/01/24	774 M	838,016
6.5%, 07/01/12	8 M	7,707	FNMA 609148					169,350,266
FNMA 254698			7%, 02/01/16	749 M	791,089	20-Year:
6.5%, 01/01/13	11 M	11,633	FNMA 535777			FNMA 512520
FNMA 254882			5.5%, 03/01/16	58 M	63,366	7%, 07/01/13	12 M	12,227
5%, 08/01/13	12 M	12,968	FNMA 663227			FNMA 190659
FNMA 780339			6%, 03/01/16	63 M	63,714	7%, 02/01/14	24 M	24,857
4.5%, 06/01/14	229 M	244,963	FNMA 574598			FNMA 190697
FNMA 255368			6%, 05/01/16	96 M	104,160	7%, 03/01/14	55 M	57,661
5.5%, 07/01/14	117 M	127,963	FNMA 545298			FNMA 528088
FNMA 928247			5.5%, 11/01/16	98 M	107,063	5.5%, 05/01/14	13 M	12,986
5.5%, 04/01/17	1,166 M	1,269,937	FNMA 614920			FNMA 768628
FNMA 972931			5.5%, 12/01/16	96 M	104,935	5.5%, 09/01/15	44 M	48,129
5%, 02/01/18	501 M	540,433	FNMA 792797			FNMA 619191
FNMA 929527			5.5%, 04/01/17	73 M	79,932	6.5%, 12/01/15	151 M	155,560
5%, 06/01/18	232 M	250,736	FNMA 668338			FNMA 251716
FNMA 257378			5%, 11/01/17	1,047 M	1,133,195	10.5%, 03/01/18	3 M	3,045
5%, 09/01/18	317 M	341,606	FNMA 671380					314,465
FNMA 930890			6%, 11/01/17	86 M	93,534	30-Year:
5%, 04/01/19	172 M	185,020	FNMA 650205			FNMA 124871
FNMA MA0113			5%, 01/01/18	822 M	890,231	7%, 05/01/13	16 M	16,985
5%, 05/01/19	474 M	511,869	FNMA 679165			FNMA 626664
FNMA 931517			5.5%, 02/01/18	207 M	227,124	6%, 04/01/17	177 M	192,709
5%, 07/01/19	81 M	87,840	FNMA 685474			FNMA 479421
FNMA 932111			4.5%, 04/01/18	2,154 M	2,315,698	7%, 09/01/21	42 M	46,746
5%, 10/01/19	40 M	42,783	FNMA 720312			FNMA 207530
FNMA AI3766			4.5%, 06/01/18	1,464 M	1,574,420	8.25%, 04/01/22	10 M	10,382
3%, 08/01/20	8,739 M	9,142,469	FNMA 726757
FNMA AB1575			4.5%, 06/01/18	2,769 M	2,977,576
3.5%, 10/01/20	6,401 M	6,719,561

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 175123			30-Year:
7.45%, 08/01/22	119 M	$ 135,786	GNMA II 495
		402,608	10%, 02/20/16	98	$ 108
Total Federal National			Total Government National
Mortgage Association		1,727,847,489	Mortgage Corporation		207,056,276
Government National Mortgage			Total U.S. Government Agency
Corporation 7.7%			Obligations		2,612,036,301
Collateralized Mortgage Obligations:			U.S. Treasury Obligations 1.9%
GNR 02-41 TE			U.S. Treasury Bill
6%, 07/16/31	469 M	470,781	0.084%, 03/01/12	50,000 M	50,000,000
GNR 09-68 HJ			Total U.S. Government Obligations
4%, 11/16/31	12,373 M	12,539,146	(Cost $2,634,272,849)		2,662,036,301
GNR 03-3 LM					Space
5.5%, 02/20/32	890 M	919,058			Value
GNR 10-84 PL				Shares	(Note 2)
3.5%, 02/20/33	38,448 M	39,591,087	Institutional Money Market Funds 1.0%
GNR 10-112 PM			State Street Institutional US
3.25%, 09/20/33	140,624 M	146,186,618	Government Money Market Fund
GNR 09-66 AJ			(Cost $26,164,851)	26,164,851	26,164,851
5%, 02/16/36	5,347 M	5,483,374	Total Investments 100.2%
		205,190,064	(Cost $2,660,437,700)†		2,688,201,152
Mortgage-Backed Securities:			Excess of Liabilities Over
10-Year:			Other Assets (0.2)%		(4,282,258)
GNMA 634538
6%, 09/15/14	141 M	149,840
			Net Assets 100.0%		$ 2,683,918,894
GNMA 634545
6.5%, 09/15/14	169 M	178,574
		328,414	† Cost for federal income tax purposes is
			$2,660,437,700. At February 29, 2012 unrealized
15-Year:			appreciation for federal income tax purposes
GNMA 780659			aggregated $27,763,452 of which $33,595,352 related
7.5%, 08/15/12	358	363	to appreciated securities and $5,831,900 related to
			depreciated securities.
GNMA II 2542
7%, 01/20/13	2 M	1,792
GNMA 462328
6.5%, 04/15/13	7 M	7,291
GNMA 780759
6.5%, 04/15/13	18 M	18,609
GNMA 349029
7%, 04/15/13	3 M	2,931
GNMA 456869
6.5%, 05/15/13	1 M	1,145
GNMA 780859
7.5%, 09/15/13	570	570
GNMA 780978
6.5%, 02/15/14	245 M	256,176
GNMA 781109
7%, 11/15/14	842 M	887,538
GNMA 489953
6%, 12/15/16	19 M	20,744
		1,197,159
20-Year:
GNMA 628440
7%, 04/15/24	293 M	340,531

		The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.5%	Financials	11.0%
Industrials	18.5%	Energy	6.5%
Consumer Discretionary	14.6%	Consumer Staples	4.9%
Health Care	14.4%	Materials	2.9%
		Utilities	1.0%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Diodes, Inc.	1.7%	Monro Muffler Brake, Inc.	1.5%
Open Text Corp.	1.7%	East West Bancorp, Inc.	1.4%
NICE Systems Ltd.	1.7%	IDEX Corp.	1.4%
Hain Celestial Group, Inc.	1.6%	Superior Energy Services, Inc.	1.4%
Ascena Retail Group, Inc.	1.6%	Iconix Brand Group, Inc.	1.4%
		Total of Net Assets	15.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADR's and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 89.5%			Hain Celestial Group, Inc.*	945,000	$ 38,593,800	Prosperity Bancshares, Inc.	445,000	$ 19,464,300
Consumer Discretionary 14.6%						Stifel Financial Corp.*	820,000	30,774,600
Ascena Retail Group, Inc.*	970,000	$ 37,442,000	Nu Skin Enterprises, Inc.	505,000	29,168,800	SVB Financial Group*	225,000	13,338,000
					119,495,150			211,101,050
Buffalo Wild Wings, Inc.*	235,000	20,325,150	Energy 6.5%
			CARBO Ceramics, Inc.	215,000	19,704,750	Health Care 13.6%
Iconix Brand Group, Inc.*	1,820,000	33,051,200	Dril-Quip, Inc.*	350,000	24,496,500	Bio-Rad Laboratories, Inc.*	165,000	16,816,800
LKQ Corp.*	470,000	14,974,200				Catalyst Health
			Key Energy Services, Inc.*	1,265,000	21,580,900	Solutions, Inc.*	410,000	25,428,200
Men's Wearhouse, Inc.	610,000	23,625,300	Oil States Int'l., Inc.*	210,000	17,056,200	Cyberonics, Inc.*	654,100	24,352,143
						Gen-Probe, Inc.*	290,000	19,801,200
Monro Muffler Brake, Inc.	810,000	37,154,700	Resolute Energy Corp.*	1,575,000	17,577,000	Haemonetics Corp.*	480,000	32,174,400
Morningstar, Inc.	335,000	20,056,450	Superior Energy			ICU Medical, Inc.*	400,000	18,352,000
Penn National			Services, Inc.*	1,145,000	33,594,300	Integra LifeSciences
Gaming, Inc.*	625,000	26,593,750	Tidewater, Inc.	405,000	24,097,500	Holdings Corp.*	740,000	23,384,000
Steven Madden Ltd.*	640,000	27,635,200			158,107,150	Masimo Corp.*	820,900	17,895,620
Texas Roadhouse, Inc.	1,860,000	31,117,800	Financials 8.7%			Myriad Genetics, Inc.*	1,080,000	26,136,000
Vitamin Shoppe, Inc.*	675,000	28,640,250	City National Corp/CA	510,000	23,970,000	NxStage Medical, Inc.*	1,034,200	20,684,000
Warnaco Group, Inc.*	335,000	19,667,850	East West Bancorp, Inc.	1,560,000	34,507,200	Quality Systems, Inc.	480,000	20,577,600
Wolverine World Wide, Inc.	835,000	31,846,900	Endurance Specialty
		352,130,750	Holdings Ltd.	780,000	29,998,800	Sirona Systems, Dental Inc.*	455,000	22,704,500
Consumer Staples 4.9%			Evercore Partners, Inc.	615,000	16,721,850	Techne Corp.	370,000	26,488,300
Casey's General Stores, Inc.	455,000	23,309,650	HCC Insurance Holdings, Inc.	725,000	22,141,500	Volcano Corp.*	536,500	15,038,095
Flowers Foods, Inc.	1,485,000	28,422,900	ProAssurance Corp.	230,000	20,184,800	West Pharmaceutical Services, Inc.	420,000	17,472,000
								327,304,858

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)
		Space			Space		Principal
		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
Industrials 18.5%			Rofin-Sinar			Nestle Capital Corp.
Actuant Corp.	1,135,000	$ 31,972,950	Technologies, Inc.*	1,105,000	$ 25,923,300	0.03%, 03/26/12	10,000 M	$ 9,999,792
Aerovironment, Inc.*	515,000	14,667,200	Semtech Corp.*	890,000	25,551,900	Toyota Motor Credit
Clarcor, Inc.	480,000	24,225,600	SolarWinds, Inc.*	570,000	21,238,200	0.03%, 03/12/12	10,000 M	9,999,908
					453,329,550	Walt Disney Co.
Copart, Inc.*	615,000	30,614,700				0.05%, 03/29/12	5,605 M	5,604,782
Esterline			Materials 2.9%			0.07%, 04/16/12	10,000 M	9,999,106
Technologies Corp.*	250,000	16,237,500	AptarGroup, Inc.	455,000	24,014,900	Total Corporate Short-term Notes
Forward Air Corp.	395,000	13,299,650	NewMarket Corp.	60,000	10,945,800	(Cost $83,602,353)		83,602,353
Gardner Denver, Inc.	210,000	14,422,800	Rockwood Holdings, Inc.*	315,000	16,773,750	U.S. Government Obligations 2.1%
Genesee & Wyoming, Inc.*	230,000	13,666,600				U.S. Government Agency
			Sensient Technologies Corp.	500,000	18,495,000	Obligations 1.2%
					70,229,450	Federal Home Loan Bank 1.2%
Healthcare Services Group, Inc.	1,530,000	29,804,400				Agency Discount Notes:
			Utilities 1.0%			0.07%, 03/02/12	2,478 M	2,477,995
Heartland Express, Inc.	860,000	12,444,200	Atmos Energy Corp.	360,000	11,062,800	0.04%, 03/07/12	15,000 M	14,999,899
HUB Group, Inc.*	410,000	14,608,300	ITC Holdings Corp.	165,000	12,454,200	0.115%, 03/14/12	10,000 M	9,999,585
IDEX Corp.	820,000	34,276,000			23,517,000	Total U.S. Gobernment Agency Obligations		27,477,479
			Total Domestic Common Stocks
			(Cost $1,562,314,191)		2,161,197,428
Kaydon Corp.	505,000	18,998,100	Foreign Stocks & ADR's 2.5%			U.S. Treasury Bill
Middleby Corp.*	270,000	26,389,800	Ireland 0.8%			0.0265%, 03/15/12	10,000 M	9,999,897
MSC Industrial Direct Co., Inc.	220,000	17,470,200	ICON PLC ADR*	930,000	19,697,400	U.S. Treasury Bill
						0.031%, 03/08/12	2,500 M	2,499,985
Portfolio Recovery Associates, Inc.*	279,000	19,454,670	Israel 1.7%			U.S. Treasury Bill
Ritchie Bros			NICE Systems Ltd. ADR*	1,185,000	40,515,150	0.053%, 03/22/12	10,000 M	9,999,691
Auctioneers, Inc.	750,000	18,315,000	Total Foreign Stocks & ADR's			Total U.S. Treasury Obligations		22,499,573
			(Cost $56,437,783)		60,212,550	Total U.S. Government Obligations
Toro Co.	290,000	19,644,600				(Cost $49,977,052)		49,977,052
Wabtec Corp.	305,000	22,792,650	Real Estate Investment Trusts 2.3%			Total Investments 100.1%
			Financials 2.3%			(Cost $1,813,211,445)†		2,417,451,311
Waste Connections, Inc.	710,000	23,089,200
		445,982,470	BioMed Realty Trust, Inc. (a)	720,000	13,262,400	Excess of Liabilities Over
Information Technology 18.8%			Corporate Office Properties Trust(a)	890,000	21,822,800	Other Assets (0.1)%		(3,041,189)
Acme Packet, Inc.*	650,000	19,812,000	Home Properties, Inc.(a)	340,000	19,594,200	Net Assets 100.0%		$ 2,414,410,122
CommVault Systems,Inc.*	405,000	20,885,850	Total Real Estate Investment Trusts			* Non-income producing.
			(Cost $53,097,538)		54,679,400	†	Cost for federal income tax purposes is
Constant Contact, Inc.*	610,000	18,446,400	Institutional Money Market Funds 0.3%			$1,813,211,445. At February 29, 2012 unrealized
Diodes, Inc.*	1,685,000	41,855,400	State Street Institutional US			appreciation for federal income tax purposes
						aggregated $604,239,866 of which $637,899,442
Factset Research			Government Money Market Fund			related to appreciated securities and $33,659,576
Systems, Inc.	155,000	13,547,000	(Cost $7,782,528)	7,782,528	7,782,528	related to depreciated securities.
Hittite Microwave Corp.*	420,000	24,015,600		Principal		(a)	Return of capital paid during the fiscal period.
				Amount	Value	ADR - American Depositary Receipt
j2 Global, Inc.	1,090,000	32,231,300		(M=$1,000)	(Note 2)
Jack Henry &			Corporate Short-term Notes 3.4%
Associates, Inc.	870,000	29,353,800	Caterpillar, Inc.
Micros Systems, Inc.*	490,000	25,445,700	0.1%, 03/30/12	10,000 M	9,999,194
NeuStar, Inc.*	565,000	19,803,250	Chevron Texaco Corp.
Open Text Corp.*	680,000	41,561,600	0.08%, 03/02/12	10,000 M	9,999,978
Plantronics, Inc.	825,000	30,772,500	0.07%, 03/05/12	10,000 M	9,999,922
Power Integrations, Inc.	800,000	29,840,000	Coca-Cola Co.
Progress Software Corp.*	1,425,000	33,045,750	0.06%, 03/09/12	10,000 M	9,999,867
			Johnson & Johnson
			0.04%, 03/23/12	8,000 M	7,999,804

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.7%	Consumer Staples	9.3%
Health Care	13.8%	Consumer Discretionary	9.3%
Industrials	13.2%	Materials	3.3%
Financials	13.0%	Telecommunication Services	2.4%
Energy	11.9%	Utilities	1.4%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	3.0%	Procter & Gamble Co.	2.1%
Danaher Corp.	2.4%	FedEx Corp.	2.1%
Williams Cos., Inc.	2.3%	ConocoPhillips	1.9%
Precision Castparts Corp.	2.2%	Emerson Electric Co.	1.9%
PepsiCo, Inc.	2.1%	Canadian Pacific Railway Ltd.	1.9%
		Total of Net Assets	21.9%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADR's.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 93.9%			Marathon Oil Corp.	100,000	$ 3,389,000	Becton Dickinson & Co.	25,000	$ 1,905,500
Consumer Discretionary 9.3%			Marathon Petroleum Corp.	50,000	2,077,500	Bristol-Myers Squibb Co.	75,000	2,412,750
Gap, Inc.	50,000	$ 1,168,000	Williams Cos., Inc.	150,000	4,482,000	Celgene Corp.*	15,000	1,099,875
McDonald's Corp.	20,000	1,985,600	WPX Energy, Inc.*	50,000	908,000	Covidien PLC	25,000	1,306,250
McGraw-Hill Cos., Inc.	50,000	2,327,000			23,155,100	Forest Laboratories, Inc.*	35,000	1,138,200
Nike, Inc.	20,000	2,158,400				Gilead Sciences, Inc.*	40,000	1,820,000
Omnicom Group, Inc.	40,000	1,977,600	Financials 13.0%			Johnson & Johnson	51,500	3,351,620
Staples, Inc.	45,000	659,700	ACE Ltd.	25,000	1,792,750	Merck & Co., Inc.	60,000	2,290,200
Time Warner Cable, Inc.	45,000	3,570,300	American Express Co.	40,000	2,115,600	Pfizer, Inc.	150,000	3,165,000
Time Warner, Inc.	75,000	2,790,750	Bank of America Corp.	70,000	557,900	UnitedHealth Group, Inc.	15,000	836,250
TJX Cos., Inc.	40,000	1,464,400	Bank of New York Mellon Corp.	60,000	1,326,600	Zimmer Holdings, Inc.	30,000	1,822,500
		18,101,750						25,396,795
Consumer Staples 9.3%			Chubb Corp.	28,500	1,936,860	Industrials 13.2%
CVS Caremark Corp.	40,000	1,804,000	CME Group, Inc.	4,500	1,302,705	Canadian Pacific Railway Ltd.	50,000	3,736,500
HJ Heinz Co.	60,000	3,162,600	JPMorgan Chase & Co.	72,774	2,855,652
			MetLife, Inc.	35,000	1,349,250	Danaher Corp.	90,000	4,754,700
Kellogg Co.	50,000	2,617,500	Morgan Stanley	60,000	1,112,400	Emerson Electric Co.	75,000	3,773,250
Kraft Foods, Inc.	65,000	2,474,550	PNC Financial Services			FedEx Corp.	45,000	4,049,550
PepsiCo, Inc.	65,000	4,091,100	Group, Inc.	10,500	624,960
Procter & Gamble Co.	60,000	4,051,200	The Travelers Cos., Inc.	50,000	2,898,500	Parker Hannifin Corp.	40,000	3,592,400
		18,200,950	Toronto-Dominion Bank	30,000	2,445,600	Precision Castparts Corp.	25,000	4,185,750
Energy 11.9%			US Bancorp	80,000	2,352,000	Verisk Analytics, Inc.*	40,000	1,740,000
Apache Corp.	20,000	2,158,600	Wells Fargo & Co.	83,900	2,625,231			25,832,150
Baker Hughes, Inc.	30,000	1,508,400			25,296,008	Information Technology 18.0%
ConocoPhillips	50,000	3,827,500	Health Care 13.0%			Accenture PLC	35,000	2,083,900
Devon Energy Corp.	50,000	3,665,500	Aetna, Inc.	40,000	1,870,400	Activision Blizzard, Inc.	80,000	956,000
EOG Resources, Inc.	10,000	1,138,600	Amgen, Inc.	35,000	2,378,250	Altera Corp.	20,000	769,000
						Broadcom Corp.	40,000	1,486,000

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Check Point Software			U.S. Treasury Obligations
Technologies Ltd.*	45,000	$ 2,617,200	1.6%
Cisco Systems, Inc.	100,000	1,988,000	U.S. Treasury Bill
Dell, Inc.*	60,000	1,038,000	0.018%, 03/01/12
EMC Corp.*	100,000	2,769,000	(Cost $3,000,000)	3,000 M	$ 3,000,000
			Total Investments 100.0%
Hewlett-Packard Co.	17,500	442,925	(Cost $159,375,041)†		195,081,362
Int'l. Business Machines Corp.	30,000	5,901,900	Other Assets in Excess of
KLA-Tencor Corp.	30,000	1,452,000	Liabilities 0.0%		76,730
Microsoft Corp.	110,890	3,519,648	Net Assets 100.0%		$ 195,158,092
NetApp, Inc.*	45,000	1,935,000
Seagate Technology PLC	60,000	1,575,600
Texas Instruments, Inc.	106,080	3,537,768	*	Non-income producing.
Visa, Inc.	15,000	1,745,550	†	Cost for federal income tax purposes is $159,375,041.
Western Union Co.	75,000	1,310,250	At February 29, 2012 unrealized appreciation for
		35,127,741	federal income tax purposes aggregated $35,706,321
			of which $45,253,408 related to appreciated
Materials 3.3%			securities and $9,547,087 related to depreciated
			securities.
Crown Holdings, Inc.*	100,000	3,697,000
Praxair, Inc.	25,000	2,725,000	ADR - American Depositary Receipt
		6,422,000
Telecommunication Services 1.5%
AT&T, Inc.	35,000	1,070,650
Rogers Communications,Inc.	50,000	1,915,000
		2,985,650
Utilities 1.4%
AES Corp.*	200,000	2,712,000
Total Domestic Common Stocks
(Cost $148,671,312)		183,230,144
Foreign Stocks & ADR's 3.4%
Germany 1.7%
SAP AG ADR	50,000	3,380,500
Israel 0.8%
Teva Pharmaceutical
Industries Ltd. ADR	35,000	1,568,350
Mexico 0.9%
America Movil SA de CV ADR	70,000	1,675,800
Total Foreign Stocks & ADR's
(Cost $5,477,161)		6,624,650
Institutional Money Market Funds 0.1%
State Street Institutional US
Government Money Market Fund
(Cost $226,611)	226,611	226,611
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-term Notes 1.0%
Nestle Capital Corp.
0.03%, 03/27/12
(Cost $1,999,957)	2,000 M	1,999,957

U.S. Government Obligations
1.6%

		The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)
Fund Profile
at February 29, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	20.8%	Health Care	8.5%
Information Technology	16.3%	Financials	5.1%
Consumer Discretionary	16.0%	Consumer Staples	4.1%
Energy	9.4%	Materials	4.0%
		Utilities	2.9%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Dollar Tree, Inc.	4.5%	Parker Hannifin Corp.	2.7%
VF Corp.	3.6%	Express Scripts, Inc.	2.7%
BE Aerospace, Inc.	3.5%	BlackRock, Inc.	2.6%
Cognizant Technology Solutions Corp.	3.1%	ANSYS, Inc.	2.5%
Dollar General Corp.	3.0%	Corn Products Int'l., Inc.	2.5%
		Total of Net Assets	30.7%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADR's
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 83.7%			BlackRock, Inc.	15,200	$ 3,024,800	Information Technology 16.3%
Consumer Discretionary 16.0%			Invesco Ltd.	25,000	619,250	Amphenol Corp.	35,300	$ 1,975,388
			T Rowe Price Group, Inc.	10,000	615,900	Analog Devices, Inc.	15,000	588,150
Dick's Sporting Goods, Inc.	15,500	$ 693,780			5,834,522	ANSYS, Inc.*	46,500	2,937,870
Dollar General Corp.*	81,000	3,406,860	Health Care 6.3%			Avago Technologies Ltd.	15,000	564,150
Dollar Tree, Inc.*	58,650	5,191,111	BioMarin			Broadcom Corp.	10,000	371,500
Tiffany & Co.	40,000	2,600,400	Pharmaceuticals, Inc.*	42,300	1,512,225	Citrix Systems, Inc.*	13,300	994,042
VF Corp.	28,500	4,162,425	Express Scripts, Inc.*	58,000	3,093,140	Cognizant Technology
Yum! Brands, Inc.	36,000	2,384,640	Laboratory Corp of America Holdings*	14,200	1,276,438	Solutions Corp.*	50,000	3,547,500
		18,439,216	Life Technologies Corp.*	28,400	1,343,604	Juniper Networks, Inc.*	26,300	598,588
Consumer Staples 4.1%					7,225,407	Maxim Integrated Products, Inc.	40,000	1,115,600
Corn Products Int'l., Inc.	50,000	2,867,500				Molex, Inc. - Class A	105,000	2,348,850
HJ Heinz Co.	35,000	1,844,850	Industrials 20.8%
		4,712,350	BE Aerospace, Inc.*	88,800	4,070,592	NetApp, Inc.*	45,000	1,935,000
Energy 9.4%			Donaldson Co., Inc.	25,600	1,879,808	Nuance Communications, Inc.*	70,000	1,814,400
Continental Resources, Inc.*	7,000	634,760	Flowserve Corp.	18,500	2,193,545			18,791,038
Core Laboratories NV	20,600	2,506,196	Jacobs Engineering Group, Inc.*	41,000	1,895,020	Materials 2.8%
FMC Technologies, Inc.*	56,000	2,824,080	Kirby Corp.*	21,000	1,441,020	Airgas, Inc.	16,000	1,317,280
Noble Corp.	36,000	1,446,480	Landstar System, Inc.	28,000	1,513,680	Crown Holdings, Inc.*	51,000	1,885,470
Range Resources Corp.	12,200	776,896	Nordson Corp.	41,000	2,253,770			3,202,750
SM Energy Co.	22,000	1,731,840	Parker Hannifin Corp.	35,000	3,143,350	Utilities 2.9%
			Precision Castparts Corp.	14,800	2,477,964	American Water Works Co., Inc.	30,000	1,028,400
Southwestern Energy Co.*	27,300	902,538	Ritchie Bros Auctioneers, Inc.	30,000	732,600	ITC Holdings Corp.	31,000	2,339,880
		10,822,790	Stericycle, Inc.*	26,000	2,256,020			3,368,280
Financials 5.1%					23,857,369	Total Domestic Common Stocks
Affiliated Managers Group, Inc.*	14,800	1,574,572				(Cost $61,292,911)		96,253,722

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)

Value
Shares	(Note 2)
Domestic Exchange Traded Funds 1.2%
Materials 1.2%
SPDR Gold Trust*
(Cost $718,883)	8,600	$ 1,412,894
Foreign Stocks & ADR's 2.2%
United Kingdom 2.2%
Shire Ltd. ADR
(Cost $1,254,932)	24,200	2,532,530
Institutional Money Market Funds 1.4%
State Street Institutional US
Government Money Market Fund
(Cost $1,605,126)	1,605,126	1,605,126
Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-term Notes 8.1%
Coca-Cola Co.
0.1%, 04/04/12	3,000 M	2,999,717
Colgate-Palmolive Co.
0.05%, 03/15/12	3,000 M	2,999,942
Nestle Capital Corp.
0.07%, 03/01/12	350 M	350,000
United Parcel Service
0.015%, 03/01/12	3,000 M	3,000,000
Total Corporate Short-term Notes
(Cost $9,349,659)	9,349,659
U.S. Government Obligations
3.5%
U.S. Treasury Obligations
3.5%
U.S. Treasury Bill
0.015%, 03/08/12
(Cost $3,999,988)	4,000 M	3,999,988
Total Investments 100.1%
(Cost $78,221,499)†	115,153,919

Excess of Liabilities Over
Other Assets (0.1)%	(139,024)

Net Assets 100.0%	$ 115,014,895

*	Non-income producing.
†	Cost for federal income tax purposes is $78,221,499.
At February 29, 2012 unrealized appreciation for
federal income tax purposes aggregated $36,932,420
of which $37,450,410 related to appreciated
securities and $517,990 related to depreciated
securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

Sentinel Total Return Bond Fund
(Unaudited)
Fund Profile
at February 29, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			17.8%	4 yrs. to 5.99 yrs.			11.1%
1 yr. to 2.99 yrs.			16.2%	6 yrs. to 7.99 yrs.			17.5%
3 yrs. to 3.99 yrs.			5.6%	8 yrs. and over			31.8%
Average Effective Duration (for all Fixed Income Holdings) 5.1 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 928261	4.50%	03/01/36	4.8%	FNMA 891386	5.50%	10/01/35	3.0%
Ryder System, Inc.	2.50%	03/01/17	4.2%	FNMA 735997	5.50%	11/01/35	2.8%
Prudential Financial, Inc.	4.50%	11/16/21	3.6%	Hewlett-Packard Co.	4.65%	12/09/21	2.7%
Alexandria Real Estate Equities, Inc.	4.60%	04/01/22	3.4%	SABMiller Holdings, Inc.	3.75%	01/15/22	2.6%
Wyndham Worldwide Corp.	4.25%	03/01/22	3.3%	FGLMC A79255	5.00%	11/01/37	2.6%
				Total of Net Assets			33.0%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 20.4%			FNMA 995525			Consumer Non-Cyclical 4.4%
U.S. Government Agency			6%, 12/01/38	1,185 M	$ 1,307,848	Pernod Ricard SA
Obligations 20.4%			Total Federal National Mortgage			4.45%, 01/15/22(a)	1,000 M	$ 1,044,459
			Association		8,617,430	SABMiller Holdings, Inc.
Federal Home Loan Mortgage			Total U.S. Government Obligations			3.75%, 01/15/22(a)	1,500 M	1,567,705
Corporation 6.0%			(Cost $12,124,932)		12,224,447			2,612,164
Mortgage-Backed Securities:			Corporate Bonds 55.8%
30-Year:						Energy 6.1%
FGLMC G05815			Basic Industry 2.8%			Energy Transfer Partners LP
5.5%, 07/01/35	935 M	$ 1,019,525	Int'l. Paper Co.			5.2%, 02/01/22	1,000 M	1,078,513
FGLMC A79255			4.75%, 02/15/22	1,000 M	1,091,544	Linn Energy LLC/Linn Energy Finance Corp.
5%, 11/01/37	1,442 M	1,555,945	Sealed Air Corp.			6.25%, 11/01/19(a)	500 M	500,000
			8.375%, 09/15/21(a)	500 M	575,000
FED HM LN PC POOL					1,666,544	Newfield Exploration Co.
Q05925						5.75%, 01/30/22	110 M	119,625
3.5%, 02/01/42	999 M	1,031,547	Capital Goods 2.9%			Nexen, Inc.
Total Federal Home Loan Mortgage			Joy Global, Inc.			6.4%, 05/15/37	825 M	949,424
Corporation		3,607,017	5.125%, 10/15/21	800 M	880,450	QEP Resources, Inc.
Federal National Mortgage			L-3 Communications Corp.			5.375%, 10/01/22	1,000 M	1,012,500
Association 14.4%			4.95%, 02/15/21	800 M	838,133			3,660,062
Mortgage-Backed Securities:					1,718,583	Financials 3.2%
30-Year:			Consumer Cyclical 7.2%			Ally Financial, Inc.
FNMA 891386			Ford Motor Credit Co. LLC			5.5%, 02/15/17	750 M	760,434
5.5%, 10/01/35	1,651 M	1,802,786	5.75%, 02/01/21	250 M	279,816	Regions Bank
FNMA 735997			Goodyear Tire & Rubber Co.			7.5%, 05/15/18	100 M	110,000
5.5%, 11/01/35	1,511 M	1,650,445	7%, 05/15/22	500 M	508,750	SLM Corp.
FNMA 928261			Macy's Retail Holdings, Inc.			6%, 01/25/17	500 M	516,698
4.5%, 03/01/36	2,702 M	2,883,784	3.875%, 01/15/22	1,500 M	1,545,318	7.25%, 01/25/22	500 M	529,061
								1,916,193
FNMA 745418			Wyndham Worldwide Corp.
5.5%, 04/01/36	890 M	972,567	4.25%, 03/01/22	2,000 M	2,010,856
					4,344,740

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

Health Care 3.0%			LBUBS 08-C1 AM
Aristotle Holding, Inc.			6.1475%, 04/15/41	820 M	$ 875,164
3.9%, 02/15/22(a)	750 M	$ 768,522	MLMT 05-CIP1 AJ
Cigna Corp.			5.137%, 07/12/38	837 M	770,437
4%, 02/15/22	1,000 M	1,044,839	MLMT 07-C1 AM
		1,813,361	5.8371%, 06/12/50(d)	750 M	663,046
Insurance 6.5%			WBCMT 06-C25 AJ
CNA Financial Corp.			5.7364%, 05/15/43	750 M	704,606
5.75%, 08/15/21	750 M	806,404	Total Commercial Mortgage-Backed
			Securities
Liberty Mutual Group, Inc.			(Cost $4,675,481)		4,815,190
7%, 03/07/67(a)	100 M	88,500
Prudential Financial, Inc.					Space
4.5%, 11/16/21	2,000 M	2,149,198			Value
XL Capital Ltd.				Shares	(Note 2)
6.5%, 12/31/49(b)(c)	175 M	150,062	Institutional Money Market Funds 21.1%
XL Group Ltd.			State Street Institutional US
5.75%, 10/01/21	650 M	717,284	Government Money Market Fund
		3,911,448	(Cost $12,650,056)	12,650,056	12,650,056
Media 2.8%			Total Investments 105.4%
			(Cost $61,646,931)†		63,111,548
DISH DBS Corp.
6.75%, 06/01/21	500 M	557,500	Excess of Liabilities Over
NBCUniversal Media LLC			Other Assets (5.4)%		(3,229,703)
4.375%, 04/01/21	1,000 M	1,097,483
		1,654,983	Net Assets 100.0%		$ 59,881,845
Real Estate 6.5%
Alexandria Real Estate Equities, Inc.			†	Cost for federal income tax purposes is $61,646,931.
4.6%, 04/01/22	2,000 M	2,028,078	At February 29, 2012 unrealized appreciation for
Health Care Reality, Inc.			federal income tax purposes aggregated $1,464,617
4.95%, 01/15/21	800 M	838,420	of which $1,595,252 related to appreciated securities
			and $130,635 related to depreciated securities.
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,049,235	(a)	Security exempt from registration under Rule 144A of
		3,915,733	the Securities Act of 1933, as amended. These
			securities may be resold in transactions exempt from
Technology 2.7%			registration, normally to qualified institutional
Hewlett-Packard Co.			buyers. At February 29, 2012, the market value of
4.65%, 12/09/21	1,500 M	1,620,633	rule 144A securities amounted to $4,544,186 or7.59%
			of net assets.
Telecommunications 3.5%
MetroPCS Wireless, Inc.			(b) Step Up/Down.
6.625%, 11/15/20	500 M	516,250	(c)	XL Capital Ltd. is currently fixed at 6.5%. On April
Verizon Communications, Inc.			15th, 2017 it converts to a variable rate that floats on
3.5%, 11/01/21	1,000 M	1,048,296	the 15th of January, April, July, and October. The
			interest rate will equal the 3-month Libor rate plus
Virgin Media Finance PLC			2.4575%.
5.25%, 02/15/22	500 M	512,500
		2,077,046	(d)	Collateral strip rate bond whose interest is based on
			the weighted net interest rate of the collateral.
Transportation 4.2%
Ryder System, Inc.
2.5%, 03/01/17	2,500 M	2,510,365
Total Corporate Bonds
(Cost $32,196,462)		33,421,855
Commercial Mortgage-Backed Securities 8.1%
CSFB 05-C4 AJ
5.19%, 08/15/38	500 M	502,871
CSFB 05-C6 AJ
5.23%, 12/15/40	750 M	755,394
JPMCC 06-LDP8 AM
5.44%, 05/15/45	500 M	543,672

		The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fifteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Mid Cap II Fund (formerly known as Sentinel Mid Cap	Class A, Class C and Class I
Value Fund prior to January 13, 2012)
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A*, Class C* and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Growth Opportunities Fund +	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I
*Class no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 29, 2012. + Name changed to the Sentinel Sustainable Mid Cap Opportunities Fund on March 29, 2012

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

FAIR VALUE MEASUREMENT:

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non- exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 29, 2012 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$ –	$ 6,600,000	$ –	$ 6,600,000
Collateralized Mortgage
Obligations	–	21,434	–	21,434
Commercial Mortgage-
Backed Securities	–	1,298,341	–	1,298,341
Corporate Bonds	–	17,018,947	–	17,018,947
Domestic Common Stocks	157,069,590	–	–	157,069,590
Domestic Exchange
Traded Funds	1,747,850	–	–	1,747,850
Foreign Stocks & ADR’s	7,397,500	–	–	7,397,500
Institutional Money
Market Funds	–	4,724,364	–	4,724,364
Mortgage-Backed
Securities	–	41,120,322	–	41,120,322
U.S. Treasury Obligations	–	2,999,966	–	2,999,966
Totals	$ 166,214,940	$ 73,783,374	$ –	$ 239,998,314

Capital Growth:
Corporate Short-Term
Notes	$ –	$ 1,799,990	$ –	$ 1,799,990
Domestic Common Stocks	122,092,258	–	–	122,092,258
Domestic Exchange
Traded Funds	5,569,431	–	–	5,569,431
Foreign Stocks & ADR’s:
Switzerland	–	1,743,400	–	1,743,400

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
All Other Foreign Stocks
& ADR’s	3,532,360	–	–	3,532,360
Institutional Money
Market Funds	–	849,138	–	849,138
Totals	$ 131,194,049	$ 4,392,528	$ –	$ 135,586,577

Common Stock:
Agency Discount Notes	$ –	$ 4,999,885	$ –	$ 4,999,885
Corporate Short-Term
Notes	–	5,999,900	–	5,999,900
Domestic Common Stocks	1,422,427,837	–	–	1,422,427,837
Domestic Exchange
Traded Funds	12,100,500	–	–	12,100,500
Foreign Stocks & ADR’s	67,541,650	–	–	67,541,650
Institutional Money
Market Funds	–	13,915,961	–	13,915,961
U.S. Treasury Obligations	–	29,999,928	–	29,999,928
Totals	$ 1,502,069,987	$ 54,915,674	$ –	$ 1,556,985,661

Conservative Strategies:
Commercial Mortgage-
Backed Securities	$ –	$ 3,629,825	$ –	$ 3,629,825
Corporate Bonds	–	29,245,910	–	29,245,910
Domestic Common Stocks	94,832,155	–	–	94,832,155
Domestic Exchange
Traded Funds	508,221	–	–	508,221
Foreign Stocks & ADR’s:
Australia	614,560	535,339	–	1,149,899
Brazil	358,080	–	–	358,080
China	–	252,003	–	252,003
France	560,700	1,079,070	–	1,639,770
Germany	439,465	1,026,533	–	1,465,998
Hong Kong	–	1,166,907	–	1,166,907
Ireland	–	446,001	–	446,001
Israel	644,351	–	–	644,351
Japan	–	3,297,928	–	3,297,928
Macau	–	193,852	–	193,852
Malaysia	–	441,636	–	441,636
Netherlands	273,300	1,129,008	–	1,402,308
Singapore	–	380,691	–	380,691
South Africa	–	359,159	–	359,159
South Korea	–	1,157,248	–	1,157,248
Spain	170,900	–	–	170,900
Switzerland	654,120	1,970,379	–	2,624,499

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Taiwan	638,610	–	–	638,610
United Kingdom	715,281	1,568,730	–	2,284,011
Institutional Money
Market Funds	–	12,377,878	–	12,377,878
Mortgage-Backed
Securities	–	45,814,060	–	45,814,060
Real Estate Investment
Trusts	152,631	–	–	152,631
Totals	$ 100,562,374	$ 106,072,157	$ –	$ 206,634,531

Georgia Municipal Bond:
Municipal Bonds	$ –	$ 17,774,681	$ –	$ 17,774,681
Totals	$ –	$ 17,774,681	$ –	$ 17,774,681

Government Securities:
Collateralized Mortgage
Obligations	$ –	$ 29,414,500	$ –	$ 29,414,500
Institutional Money
Market Funds	–	24,139,693	–	24,139,693
Mortgage-Backed
Securities	–	873,679,585	–	873,679,585
U.S. Treasury Obligations	–	69,999,874	–	69,999,874
Totals	$ –	$ 997,233,652	$ –	$ 997,233,652

Growth Leaders:
Corporate Short-Term
Notes	$ –	$ 999,994	$ –	$ 999,994
Domestic Common Stocks	29,676,931	–	–	29,676,931
Domestic Exchange
Traded Funds	1,363,607	–	–	1,363,607
Foreign Stocks & ADR’s	576,150	–	–	576,150
Institutional Money
Market Funds	–	683,607	–	683,607
Totals	$ 31,616,688	$ 1,683,601	$ –	$ 33,300,289

International Equity:
Domestic Common Stocks	$ 4,318,000	$ –	$ –	$ 4,318,000
Domestic Exchange
Traded Funds	2,464,350	–	–	2,464,350
Foreign Stocks & ADR’s:
Australia	–	6,070,297	–	6,070,297
Brazil	2,118,640	–	–	2,118,640
China	–	2,999,262	–	2,999,262
Denmark	2,806,600	–	–	2,806,600

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Finland	–	1,862,954	–	1,862,954
France	2,523,150	11,263,649	–	13,786,799
Germany	–	15,055,955	–	15,055,955
Hong Kong	–	7,032,593	–	7,032,593
Ireland	–	2,803,437	–	2,803,437
Israel	3,725,950	–	–	3,725,950
Italy	–	2,619,006	–	2,619,006
Japan	–	16,286,802	–	16,286,802
Macau	–	1,752,122	–	1,752,122
Malaysia	–	2,119,851	–	2,119,851
Netherlands	1,503,150	4,653,544	–	6,156,694
Singapore	–	2,843,612	–	2,843,612
South Africa	–	1,975,377	–	1,975,377
South Korea	–	6,478,012	–	6,478,012
Spain	1,333,020	1,472,567	–	2,805,587
Switzerland	–	14,014,276	–	14,014,276
Taiwan	2,280,750	–	–	2,280,750
United Kingdom	–	18,060,952	–	18,060,952
Institutional Money
Market Funds	–	1,120,741	–	1,120,741
U.S. Treasury Obligations	–	4,000,000	–	4,000,000
Totals	$ 23,073,610	$ 124,485,009	$ –	$147,558,619

Mid Cap:
Agency Discount Notes	$ –	$ 1,499,995	$ –	$ 1,499,995
Domestic Common Stocks	94,897,062	–	–	94,897,062
Foreign Stocks & ADR’s	2,245,550	–	–	2,245,550
Institutional Money
Market Funds	–	1,995,952	–	1,995,952
Real Estate Investment
Trusts	1,595,682	–	–	1,595,682
U.S. Treasury Obligations	–	3,500,000	–	3,500,000
Totals	$ 98,738,294	$ 6,995,947	$ –	$ 105,734,241

Mid Cap II*:
Agency Discount Notes	$ –	$ 1,999,973	$ –	$1,999,973
Domestic Common Stocks	103,107,837	–	–	103,107,837
Foreign Stocks & ADR’s	2,448,173	–	–	2,448,173
Institutional Money
Market Funds	–	2,532,392	–	2,532,392
Real Estate Investment
Trusts	1,734,666	–	–	1,734,666
Totals	$ 107,290,676	$ 4,532,365	$ –	$ 111,823,041

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Short Maturity
Government:
Collateralized Mortgage
Obligations	$ –	$ 2,287,485,359	$ –	$ 2,287,485,359
Institutional Money
Market Funds	–	26,164,851	–	26,164,851
Mortgage-Backed
Securities	–	324,550,942	–	324,550,942
U.S. Treasury Obligations	–	50,000,000	–	50,000,000
Totals	$ –	$ 2,688,201,152	$ –	$ 2,688,201,152

Small Company:
Agency Discount Notes	$ –	$ 27,477,479	$ –	$ 27,477,479
Corporate Short-Term
Notes	–	83,602,353	–	83,602,353
Domestic Common Stocks	2,161,197,428	–	–	2,161,197,428
Foreign Stocks & ADR’s	60,212,550	–	–	60,212,550
Institutional Money
Market Funds	–	7,782,528	–	7,782,528
Real Estate Investment
Trusts	54,679,400	–	–	54,679,400
U.S. Treasury Obligations	–	22,499,573	–	22,499,573
Totals	$ 2,276,089,378	$ 141,361,933	$ –	$ 2,417,451,311

Sustainable Core
Opportunities:
Corporate Short-Term
Notes	$ –	$ 1,999,957	$ –	$ 1,999,957
Domestic Common Stocks	183,230,144	–	–	183,230,144
Foreign Stocks & ADR’s	6,624,650	–	–	6,624,650
Institutional Money
Market Funds	–	226,611	–	226,611
U.S. Treasury Obligations	–	3,000,000	–	3,000,000
Totals	$ 189,854,794	$ 5,226,568	$ –	$ 195,081,362

Sustainable Growth
Opportunities:
Corporate Short-Term
Notes	$ –	$ 9,349,659	$ –	$ 9,349,659
Domestic Common Stocks	96,253,722	–	–	96,253,722
Domestic Exchange
Traded Funds	1,412,894	–	–	1,412,894
Foreign Stocks & ADR’s	2,532,530	–	–	2,532,530

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Institutional Money
Market Funds	–	1,605,126	–	1,605,126
U.S. Treasury Obligations	–	3,999,988	–	3,999,988
Totals	$ 100,199,146	$ 14,954,773	$ –	$ 115,153,919

Total Return Bond:
Commercial Mortgage-
Backed Securities	$ –	$ 4,815,190	$ –	$ 4,815,190
Corporate Bonds	–	33,421,855	–	33,421,855
Institutional Money
Market Funds	–	12,650,056	–	12,650,056
Mortgage-Backed
Securities	–	12,224,447	–	12,224,447
Totals	$ –	$ 63,111,548	$ –	$ 63,111,548

Liabilities:

None.

*Name change. Formerly known as Sentinel Mid Cap Value Fund.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 29, 2012.

There were no transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 29, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH

--------------------------------------------

                  John Birch

                  Chief Financial Officer

Date April 20, 2012 ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES

 --------------------------------------------

                   Christian Thwaites

                   President and Chief Executive Officer

Date April 20, 2012 ----------------

By (Signature and Title) /s/ JOHN BIRCH

--------------------------------------------

                   John Birch

                  Chief Financial Officer

Date April 20, 2012 ----------------